Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 8.7% )
a
Value
Basic Materials (0.6%)
Ball Metalpack Finco, LLC, Term
Loan
$ 169,312
4.621%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 168,960
Flexsys, Inc./Ohio, Term Loan
1,255,000
0.000%,  (LIBOR 1M +
5.250%), 8/12/2028
b,c,d,e
1,248,725
Hexion, Inc., Term Loan
642,257
3.650%,  (LIBOR 3M +
3.500%), 7/1/2026
b
642,257
INEOS US Petrochem, LLC, Term
Loan
987,525
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
987,525
Innophos Holdings, Inc., Term
Loan
640,250
3.834%,  (LIBOR 1M +
3.750%), 2/7/2027
b,e
641,050
Momentive Performance Materials
USA, LLC, Term Loan
608,982
3.340%,  (LIBOR 1M +
3.250%), 5/15/2024
b
607,649
Nouryon USA, LLC, Term Loan
1,286,604
2.832%,  (LIBOR 1M +
2.750%), 10/1/2025
b
1,277,276
Pixelle Specialty Solutions, LLC,
Term Loan
1,133,655
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
1,131,059
Sparta US HoldCo, LLC, Term
Loan
185,000
4.250%,  (LIBOR 3M +
3.500%), 8/2/2028
b
185,231
Venator Finance SARL, Term Loan
739,225
3.084%,  (LIBOR 1M +
3.000%), 8/8/2024
b
728,447
Total 7,618,179
Capital Goods (1.2%)
Bingo Industries, Ltd., Term Loan
455,000
4.000%,  (LIBOR 3M +
3.500%), 8/9/2028
b,e
453,862
Flex Acquisition Company, Inc.,
Term Loan
1,292,022
3.145%,  (LIBOR 3M +
3.000%), 6/29/2025
b
1,283,805
264,338
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
263,714
Gemini HDPE, LLC, Term Loan
913,578
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
913,578
GFL Environmental, Inc., Term
Loan
992,500
3.500%,  (LIBOR 3M +
3.000%), 5/31/2025
b
993,741
Grinding Media, Inc., Term Loan
1,280,000
0.000%,  (LIBOR 1M +
4.000%), 9/22/2028
b,c,d,e
1,281,600
Groupe Solmax, Inc., Term Loan
535,000
0.000%,  (LIBOR 1M +
4.750%), 7/23/2028
b,c,d
533,887
Principal
Amount Bank Loans (8.7%)
a
Value
Capital Goods (1.2%) - continued
Hyperion Materials &
Technologies, Inc., Term Loan
$ 762,500
5.000%,  (LIBOR 1M +
4.500%), 7/30/2028
b,e
$ 763,453
Mauser Packaging Solutions
Holding Company, Term Loan
913,883
3.334%,  (LIBOR 1M +
3.250%), 4/3/2024
b
894,317
Natgasoline, LLC, Term Loan
773,137
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,e
771,205
Pactiv Evergreen Group Holdings,
Inc., Term Loan
645,125
3.334%,  (LIBOR 1M +
3.250%), 2/5/2026
b
640,287
Quikrete Holdings Inc., Term Loan
750,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,c,d
747,285
RLG Holdings, LLC, Delayed Draw
137,975
3.131%,  (LIBOR 3M +
2.125%), 7/8/2028
b,c,d
138,062
RLG Holdings, LLC, Term Loan
545,000
5.000%,  (LIBOR 3M +
4.250%), 7/8/2028
b
545,343
TransDigm, Inc., Term Loan
2,264,663
2.334%,  (LIBOR 1M +
2.250%), 12/9/2025
b
2,236,354
TricorBraun Holdings, Inc.,
Delayed Draw
210,990
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b,c,d
209,699
TricorBraun Holdings, Inc., Term
Loan
936,483
3.750%,  (LIBOR 1M +
3.250%), 3/3/2028
b
930,751
Trident TPI Holdings, Inc., Delayed
Draw
95,000
0.000%,  (LIBOR 1M +
4.000%), 9/17/2028
b,c,d
95,099
Trident TPI Holdings, Inc., Term
Loan
667,500
4.500%,  (LIBOR 3M +
4.000%), 9/17/2028
b,c,d
668,194
Waterlogic USA Holdings, Inc.
Term Loan
685,000
0.000%,  (LIBOR 1M +
4.750%), 8/12/2028
b,c,d
684,575
Total 15,048,811
Communications Services (1.7%)
Allen Media, LLC, Delayed Draw
290,000
0.000%,  (LIBOR 1M +
5.500%), 2/10/2027
b,c,d
289,548
Allen Media, LLC, Term Loan
320,000
0.000%,  (LIBOR 1M +
5.500%), 2/10/2027
b,c,d
319,501
Altice France SA, Term Loan
569,712
2.879%,  (LIBOR 3M +
2.750%), 7/31/2025
b
559,982
Cablevision Lightpath, LLC, Term
Loan
927,988
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
928,683

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (8.7%)
a
Value
Communications Services (1.7%) - continued
CCI Buyer, Inc., Term Loan
$ 238,800
4.500%,  (LIBOR 3M +
4.000%), 12/17/2027
b
$ 239,447
CommScope, Inc., Term Loan
1,646,400
3.334%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,636,456
DIRECTV Financing, LLC, Term
Loan
1,420,000
5.750%,  (LIBOR 3M +
5.000%), 8/2/2027
b
1,420,440
E.W. Scripps Company, Term Loan
399,050
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
399,605
Entercom Media Corporation, Term
Loan
868,202
2.585%,  (LIBOR 1M +
2.500%), 11/17/2024
b
854,641
iHeartCommunications, Inc., Term
Loan
671,437
3.084%,  (LIBOR 1M +
3.000%), 5/1/2026
b
666,260
Indy US Bidco, LLC, Term Loan
567,150
4.084%,  (LIBOR 1M +
4.000%), 3/5/2028
b
568,165
Meredith Corporation, Term Loan
801,880
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
817,917
Metronet Systems Holdings, LLC,
Term Loan
847,875
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
848,511
NEP Group, Inc., Term Loan
1,283,700
3.334%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,233,417
Nexstar Media, Inc., Term Loan
1,450,446
2.586%,  (LIBOR 1M +
2.500%), 9/19/2026
b
1,448,270
ORBCOMM, Inc., Term Loan
670,000
5.000%,  (LIBOR 3M +
4.250%), 9/1/2028
b
668,881
Radiate Holdco, LLC, Term Loan
2,198,387
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
2,195,222
Terrier Media Buyer, Inc., Term
Loan
1,205,888
3.584%,  (LIBOR 1M +
3.500%), 12/17/2026
b
1,202,873
Univision Communications, Inc.,
Term Loan
625,000
0.000%,  (LIBOR 1M +
3.250%), 5/21/2028
b,c,d
623,550
Voyage Australia Property, Ltd.,
Term Loan
640,000
4.000%,  (LIBOR 3M +
3.500%), 6/18/2028
b
639,200
WideOpenWest Finance, LLC,
Term Loan
599,020
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
598,769
Xplornet Communications, Inc.,
Term Loan
954,398
4.837%,  (LIBOR 1M +
4.750%), 6/10/2027
b
953,205
Principal
Amount Bank Loans (8.7%)
a
Value
Communications Services (1.7%) - continued
$ 675,000
0.000%,  (LIBOR 1M +
4.000%), 9/30/2028
b,c,d,e
$ 673,312
595,000
0.000%,  (LIBOR 1M +
7.000%), 9/30/2029
b,c,d
589,050
Total 20,374,905
Consumer Cyclical (1.4%)
ACProducts Holdings, Inc., Term
Loan
1,201,987
4.750%,  (LIBOR 3M +
4.250%), 5/17/2028
b
1,199,199
AI Aqua Merger Sub, Inc., Delayed
Draw
85,000
0.000%,  (LIBOR 1M +
4.000%), 7/30/2028
b,c,d
85,234
AI Aqua Merger Sub, Inc., Term
Loan
680,000
4.500%,  (LIBOR 1M +
4.000%), 7/30/2028
b
681,870
American Trailer World
Corporation, Term Loan
758,100
4.500%,  (LIBOR 1M +
3.750%), 3/5/2028
b
754,120
Caesars Resort Collection, LLC,
Term Loan
565,000
0.000%,  (LIBOR 1M +
3.500%), 7/20/2025
b,c,d
565,203
Carnival Corporation, Term Loan
621,851
3.750%,  (LIBOR 3M +
3.000%), 6/30/2025
b
617,772
Cengage Learning, Inc., Term
Loan
1,250,000
5.750%,  (LIBOR 3M +
4.750%), 7/14/2026
b
1,257,250
CP Atlas Buyer, Inc., Term Loan
756,200
4.250%,  (LIBOR 3M +
3.750%), 11/23/2027
b
753,364
Golden Entertainment, Inc., Term
Loan
1,630,427
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,624,312
Golden Nugget, LLC, Term Loan
914,766
3.250%,  (LIBOR 3M +
2.500%), 10/4/2023
b
909,945
LCPR Loan Financing, LLC, Term
Loan
790,000
3.834%,  (LIBOR 1M +
3.750%), 10/15/2028
b
790,000
Michaels Companies, Inc., Term
Loan
1,236,900
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
1,237,457
Raptor Acquisition Corporation,
Term Loan
425,000
4.750%,  (LIBOR 3M +
4.000%), 11/1/2026
b
426,169
Scientific Games International,
Inc., Term Loan
3,275,215
2.834%,  (LIBOR 1M +
2.750%), 8/14/2024
b
3,259,265
Staples, Inc., Term Loan
350,024
4.626%,  (LIBOR 3M +
4.500%), 9/12/2024
b
339,905

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (8.7%)
a
Value
Consumer Cyclical (1.4%) - continued
$ 570,224
5.126%,  (LIBOR 3M +
5.000%), 4/12/2026
b
$ 542,751
Tenneco, Inc., Term Loan
924,989
3.084%,  (LIBOR 1M +
3.000%), 10/1/2025
b
915,933
Truck Hero, Inc., Term Loan
208,950
4.000%,  (LIBOR 1M +
3.250%), 2/24/2028
b
208,384
Wyndham Hotels & Resorts, Inc.,
Term Loan
679,000
1.834%,  (LIBOR 1M +
1.750%), 5/30/2025
b
674,016
Total 16,842,149
Consumer Non-Cyclical (1.5%)
Adient US, LLC, Term Loan
329,175
3.584%,  (LIBOR 1M +
3.500%), 4/8/2028
b
329,037
Bausch Health Americas, Inc.,
Term Loan
1,375,333
3.084%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,373,270
Blue Ribbon, LLC, Term Loan
844,313
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
827,426
Chobani, LLC, Term Loan
480,150
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
480,837
City Brewing Company, LLC, Term
Loan
485,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b
479,946
CNT Holdings I Corporation, Term
Loan
621,875
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
622,267
175,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b
177,625
Endo Luxembourg Finance
Company I Sarl, Term Loan
587,050
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
573,025
Gainwell Acquisition Corporation,
Term Loan
1,243,734
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
1,245,550
Global Medical Response, Inc.,
Term Loan
279,125
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
279,962
3,035,000
0.000%,  (LIBOR 1M +
4.250%), 10/2/2025
b,c,d
3,044,105
2,843,513
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
2,852,043
Herens US Holdco Corporation,
Term Loan
1,162,088
4.123%,  (LIBOR 2M +
4.000%), 7/2/2028
b
1,165,202
Mamba Purchaser, Inc., Term Loan
115,000
0.000%,  (LIBOR 1M +
6.500%), 9/29/2029
b,c,d
115,000
Principal
Amount Bank Loans (8.7%)
a
Value
Consumer Non-Cyclical (1.5%) - continued
Ortho-Clinical Diagnostics SA,
Term Loan
$ 1,425,300
3.083%,  (LIBOR 1M +
3.000%), 6/30/2025
b
$ 1,423,519
PetSmart, LLC, Term Loan
1,470,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
1,472,102
Precision Medicine Group, LLC,
Delayed Draw
118,846
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
118,796
Precision Medicine Group, LLC,
Term Loan
904,320
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
903,941
Sotera Health Holdings, LLC, Term
Loan
595,000
3.250%,  (LIBOR 1M +
2.750%), 12/13/2026
b
593,019
Total 18,076,672
Energy (0.2%)
Calpine Corporation, Term Loan
1,200,925
2.590%,  (LIBOR 1M +
2.500%), 12/16/2027
b
1,197,719
GIP II Blue Holding LP, Term Loan
950,000
0.000%,  (LIBOR 3M +
4.500%), 9/22/2028
b,c,d
948,223
Lealand Finance Company BV,
Term Loan
277,680
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
123,845
Total 2,269,787
Financials (0.4%)
Asurion, LLC, Term Loan
397,000
3.334%,  (LIBOR 1M +
3.250%), 12/23/2026
b
390,902
1,304,415
3.334%,  (LIBOR 1M +
3.250%), 7/31/2027
b
1,284,523
810,000
5.334%,  (LIBOR 1M +
5.250%), 2/3/2028
b
807,133
670,000
5.331%,  (LIBOR 1M +
5.250%), 1/15/2029
b
666,483
Digicel International Finance, Ltd.,
Term Loan
935,131
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
b
901,821
NCR Corporation, Term Loan
1,099,687
2.630%,  (LIBOR 3M +
2.500%), 8/28/2026
b
1,087,316
Tiger Acquisition, LLC, Term Loan
410,000
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
408,335
Total 5,546,513
Technology (0.9%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
984,232
3.629%,  (LIBOR 3M +
3.500%), 8/21/2026
b
962,983

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (8.7%)
a
Value
Technology (0.9%) - continued
Crown Subsea Communications
Holding, Inc., Term Loan
$ 993,699
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
b
$ 999,492
Gogo Intermediate Holdings, LLC,
Term Loan
1,062,338
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,063,219
Gridiron Fiber Corporation, Term
Loan
455,000
0.000%,  (LIBOR 1M +
4.500%), 8/23/2028
b,c,d
441,637
Lummus Technology Holdings V,
LLC, Term Loan
601,511
3.584%,  (LIBOR 1M +
3.500%), 6/30/2027
b
600,260
Prime Security Services Borrower,
LLC, Term Loan
2,741,225
3.500%,  (LIBOR 1M +
2.750%), 9/23/2026
b
2,737,168
Rackspace Technology Global,
Inc., Term Loan
1,766,125
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,752,685
Redstone Holdco 2 LP, Term Loan
611,847
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
601,139
348,869
8.500%,  (LIBOR 3M +
7.750%), 8/6/2029
b
339,275
SS&C Technologies, Inc., Term
Loan
145,534
1.834%,  (LIBOR 1M +
1.750%), 4/16/2025
b
143,952
100,511
1.834%,  (LIBOR 1M +
1.750%), 4/16/2025
b
99,419
Zayo Group Holdings, Inc., Term
Loan
1,848,388
3.084%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,831,143
Total 11,572,372
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,090,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,159,952
Air Canada, Term Loan
437,000
4.250%,  (LIBOR 3M +
3.500%), 8/11/2028
b
438,455
Genesee & Wyoming, Inc., Term
Loan
1,275,575
2.132%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,267,169
Hertz Corporation, Term Loan
334,162
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b
334,216
63,135
4.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b
63,145
SkyMiles IP, Ltd., Term Loan
1,245,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
1,323,360
Principal
Amount Bank Loans (8.7%)
a
Value
Transportation (0.5%) - continued
United Airlines, Inc., Term Loan
$ 631,825
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
$ 635,705
Total 6,222,002
Utilities (0.3%)
Advanced Drainage Systems, Inc.,
Term Loan
111,723
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
111,723
CQP Holdco LP, Term Loan
1,496,250
4.250%,  (LIBOR 1M +
3.750%), 6/4/2028
b
1,491,267
EnergySolutions, LLC, Term Loan
579,240
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b,e
577,792
Exgen Renewables IV, LLC, Term
Loan
375,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
374,531
Osmose Utilities Services, Inc.,
Term Loan
265,000
3.750%,  (LIBOR 1M +
3.250%), 6/17/2028
b
263,842
PG&E Corporation, Term Loan
619,492
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
608,459
Total 3,427,614
Total Bank Loans
(cost $106,829,604) 106,999,004
Principal
Amount Long-Term Fixed Income ( 54.0% ) Value
Asset-Backed Securities (3.1%)
510 Asset Backed Trust
800,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
g,h
799,573
775,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
g,h
773,947
522 Funding CLO, Ltd.
1,325,000
2.534%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,g
1,325,034
1,300,000
3.988%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,g
1,300,707
Anchorage Capital CLO 21, Ltd.
1,225,000
2.537%,  (LIBOR 3M +
2.400%), 10/20/2034, Ser.
2021-21A, Class C
b,g
1,225,000
Arch Street CLO, Ltd.
1,300,000
3.584%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,g
1,295,748
Ares LVII CLO, Ltd.
1,250,000
4.475%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,g
1,250,980
Babson CLO, Ltd.
2,900,000
3.034%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,g
2,846,486

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Asset-Backed Securities (3.1%) - continued
Bardot CLO, Ltd.
$ 1,750,000
2.015%,  (LIBOR 3M +
1.900%), 10/22/2032, Ser.
2019-2A, Class CR
b,d,g
$ 1,750,000
Benefit Street Partners CLO II, Ltd.
1,000,000
2.026%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,g
990,685
Benefit Street Partners CLO, Ltd.
700,000
2.259%,  (LIBOR 3M +
2.150%), 7/15/2032, Ser.
2019-17A, Class CR
b,g
700,432
Cent CLO, LP
2,375,000
2.425%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
2,375,461
Colony American Finance, Ltd.
1,350,000
2.239%,  3/26/2029, Ser.
2021-RTL1, Class A1
g,h
1,352,270
Conn's Receivables Funding
81,628
1.710%,  6/16/2025, Ser.
2020-A, Class A
g
81,683
Dryden 36 Senior Loan Fund
1,025,000
2.176%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,g
1,025,102
Foundation Finance Trust
196,737
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
199,032
Galaxy XIX CLO, Ltd.
500,000
1.975%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,g
500,039
Goldentree Loan Management US
CLO 8, Ltd.
1,350,000
2.090%,  (LIBOR 3M +
2.000%), 10/20/2034, Ser.
2020-8A, Class CR
b,g
1,350,250
Harley Marine Financing, LLC
1,788,945
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,748,506
Longfellow Place CLO, Ltd.
2,000,000
2.426%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,g
2,000,056
Neuberger Berman CLO, Ltd.
1,650,000
3.126%,  (LIBOR 3M +
3.000%), 10/15/2029, Ser.
2013-15A, Class DR2
b,g
1,650,003
OCP CLO, Ltd.
1,350,000
2.116%,  (LIBOR 3M +
2.000%), 7/15/2030, Ser.
2017-13A, Class BR
b,g
1,349,999
Octagon Investment Partners 50,
Ltd.
1,550,000
4.426%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,g
1,550,623
Palmer Square Loan Funding, Ltd.
1,300,000
2.384%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
1,300,412
Principal
Amount Long-Term Fixed Income (54.0%) Value
Asset-Backed Securities (3.1%) - continued
Preston Ridge Partners Mortgage
Trust, LLC
$ 425,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
g,h
$ 424,390
Saxon Asset Securities Trust
567,623
3.474%,  8/25/2035, Ser.
2004-2, Class MF2
b
561,700
TCI-Flatiron CLO, Ltd.
3,200,000
2.334%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,g
3,205,434
THL Credit Wind River CLO, Ltd.
1,575,000
2.976%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
1,574,987
VCAT Asset Securitization, LLC
350,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
g,h
350,087
Wind River CLO, Ltd.
950,000
2.134%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,g
950,348
Total 37,808,974
Basic Materials (1.1%)
Alcoa Nederland Holding BV
555,000 5.500%,  12/15/2027
g
595,293
Anglo American Capital plc
131,000 2.250%,  3/17/2028
g
130,212
BWAY Holding Company
310,000 5.500%,  4/15/2024
g
312,712
Chemours Company
385,000 5.750%,  11/15/2028
g
403,172
Cleveland-Cliffs, Inc.
330,000 5.875%,  6/1/2027 341,550
210,000 4.625%,  3/1/2029
g
214,462
210,000 4.875%,  3/1/2031
g
216,825
Consolidated Energy Finance SA
375,000 6.875%,  6/15/2025
g
388,125
580,000 5.625%,  10/15/2028
d,g
580,000
DuPont de Nemours, Inc.
130,000 4.725%,  11/15/2028 152,871
First Quantum Minerals, Ltd.
705,000 7.500%,  4/1/2025
g
723,210
65,000 6.875%,  10/15/2027
g
68,737
Freeport-McMoRan, Inc.
470,000 4.125%,  3/1/2028 487,038
565,000 4.250%,  3/1/2030 598,194
Glencore Funding, LLC
196,000 4.000%,  3/27/2027
g
215,548
Hecla Mining Company
160,000 7.250%,  2/15/2028 172,346
Hudbay Minerals, Inc.
370,000 4.500%,  4/1/2026
g
366,300
Ingevity Corporation
560,000 3.875%,  11/1/2028
g
558,600
Kraton Polymers, LLC
490,000 4.250%,  12/15/2025
g
512,050
LYB International Finance III, LLC
183,000 1.250%,  10/1/2025 182,843
Mercer International, Inc.
360,000 5.125%,  2/1/2029 367,650

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Basic Materials (1.1%) - continued
Mosaic Company
$ 73,000 3.250%,  11/15/2022 $ 75,088
196,000 4.050%,  11/15/2027 220,248
Novelis Corporation
150,000 3.250%,  11/15/2026
g
152,127
210,000 4.750%,  1/30/2030
g
221,067
150,000 3.875%,  8/15/2031
g
148,358
Nutrien, Ltd.
130,000 4.000%,  12/15/2026 145,088
OCI NV
294,000 4.625%,  10/15/2025
g
308,700
Olin Corporation
670,000 5.125%,  9/15/2027 695,963
SCIH Salt Holdings, Inc.
375,000 4.875%,  5/1/2028
g
376,875
Southern Copper Corporation
263,000 3.875%,  4/23/2025 284,566
SPCM SA
392,000 3.375%,  3/15/2030
g
391,696
SunCoke Energy, Inc.
245,000 4.875%,  6/30/2029
g
244,081
Syngenta Finance NV
264,000 5.182%,  4/24/2028
g
296,634
Unifrax Escrow Issuer Corporation
358,000 5.250%,  9/30/2028
g
362,475
United States Steel Corporation
649,000 6.875%,  3/1/2029 691,974
Venator Finance SARL
370,000 5.750%,  7/15/2025
g
349,650
Westlake Chemical Corporation
130,000 3.600%,  8/15/2026 142,733
Xstrata Finance Canada, Ltd.
213,000 4.950%,  11/15/2021
g
213,699
Total 12,908,760
Capital Goods (1.8%)
AECOM
605,000 5.125%,  3/15/2027 670,037
Amsted Industries, Inc.
410,000 5.625%,  7/1/2027
g
427,843
Ardagh Packaging Finance plc
400,000 5.250%,  8/15/2027
g
407,202
Boeing Company
340,000 4.875%,  5/1/2025 378,390
222,000 2.196%,  2/4/2026 223,637
197,000 3.250%,  3/1/2028 206,185
262,000 5.150%,  5/1/2030 307,507
Bombardier, Inc.
110,000 7.125%,  6/15/2026
g
115,500
380,000 7.875%,  4/15/2027
g
393,955
330,000 6.000%,  2/15/2028
g
333,712
Brand Industrial Services, Inc.
185,000 8.500%,  7/15/2025
g
185,694
Builders FirstSource, Inc.
250,000 5.000%,  3/1/2030
g
266,407
BWAY Holding Company
390,000 7.250%,  4/15/2025
g
387,623
Carrier Global Corporation
196,000 2.722%,  2/15/2030 202,774
Caterpillar Financial Services
Corporation
148,000 1.450%,  5/15/2025 150,828
Principal
Amount Long-Term Fixed Income (54.0%) Value
Capital Goods (1.8%) - continued
Chart Industries, Inc., Convertible
$ 310,000 1.000%,  11/15/2024
g
$ 1,011,956
CNH Industrial Capital, LLC
89,000 1.950%,  7/2/2023 90,974
Coinbase Global, Inc.
102,000 3.375%,  10/1/2028
g
98,005
Cornerstone Building Brands, Inc.
520,000 6.125%,  1/15/2029
g
552,747
Covanta Holding Corporation
360,000 6.000%,  1/1/2027 373,187
125,000 5.000%,  9/1/2030 126,250
CP Atlas Buyer, Inc.
340,000 7.000%,  12/1/2028
g
340,850
Crown Cork & Seal Company, Inc.
610,000 7.375%,  12/15/2026 753,350
General Electric Company
603,000
3.446%,  (LIBOR 3M +
3.330%), 12/15/2021
b,i
590,186
131,000 3.625%,  5/1/2030 145,567
GFL Environmental, Inc.
311,000 4.000%,  8/1/2028
g
308,667
375,000 3.500%,  9/1/2028
g
377,344
H&E Equipment Services, Inc.
669,000 3.875%,  12/15/2028
g
666,391
Howmet Aerospace, Inc.
15,000 6.875%,  5/1/2025 17,550
382,000 3.000%,  1/15/2029 385,285
Huntington Ingalls Industries, Inc.
196,000 4.200%,  5/1/2030 221,228
JELD-WEN, Inc.
450,000 4.625%,  12/15/2025
g
456,899
John Deere Capital Corporation
196,000 1.500%,  3/6/2028 194,714
KBR, Inc., Convertible
609,000 2.500%,  11/1/2023 975,923
Meritage Homes Corporation
198,000 3.875%,  4/15/2029
g
207,900
Meritor, Inc.
260,000 4.500%,  12/15/2028
g
260,650
Nesco Holdings II, Inc.
245,000 5.500%,  4/15/2029
g
254,114
New Enterprise Stone and Lime
Company, Inc.
509,000 5.250%,  7/15/2028
d,g
514,726
Otis Worldwide Corporation
230,000 2.056%,  4/5/2025 237,659
Owens-Brockway Glass Container,
Inc.
340,000 5.875%,  8/15/2023
g
359,550
Pactiv Evergreen Group
305,000 4.375%,  10/15/2028
g
306,144
Parker-Hannifin Corporation
129,000 2.700%,  6/14/2024 135,389
Patrick Industries, Inc., Convertible
197,000 1.000%,  2/1/2023 222,856
PGT Innovations, Inc.
408,000 4.375%,  10/1/2029
g
411,060
Raytheon Technologies
Corporation
131,000 4.125%,  11/16/2028 149,102
Republic Services, Inc.
131,000 3.950%,  5/15/2028 147,786

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Capital Goods (1.8%) - continued
Roper Technologies, Inc.
$ 156,000 2.350%,  9/15/2024 $ 163,337
Siemens
Financieringsmaatschappij NV
196,000 1.700%,  3/11/2028
g
195,298
SRM Escrow Issuer, LLC
580,000 6.000%,  11/1/2028
g
614,075
Standard Industries, Inc.
540,000 4.375%,  7/15/2030
g
550,800
Sunpower Corporation,
Convertible
191,000 4.000%,  1/15/2023 233,720
Textron, Inc.
196,000 3.650%,  3/15/2027 214,900
Titan Acquisition, Ltd.
160,000 7.750%,  4/15/2026
g
163,476
TransDigm, Inc.
290,000 6.250%,  3/15/2026
g
302,325
1,130,000 5.500%,  11/15/2027 1,161,075
100,000 4.625%,  1/15/2029 99,826
United Rentals North America, Inc.
520,000 4.875%,  1/15/2028 549,765
310,000 4.000%,  7/15/2030 321,625
United Technologies Corporation
195,000 3.950%,  8/16/2025 214,756
Victors Merger Corporation
244,000 6.375%,  5/15/2029
g
233,630
W.W. Grainger, Inc.
153,000 1.850%,  2/15/2025 157,696
Waste Pro USA, Inc.
185,000 5.500%,  2/15/2026
g
186,850
WESCO Distribution, Inc.
545,000 7.250%,  6/15/2028
g
603,588
Total 21,518,045
Collateralized Mortgage Obligations (5.2%)
Alternative Loan Trust
661,832
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 517,506
Banc of America Alternative Loan
Trust
870,585
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 871,177
Banc of America Mortgage
Securities Trust
560,396
2.444%,  9/25/2035, Ser.
2005-H, Class 3A1
b
567,952
Bear Stearns Adjustable Rate
Mortgage Trust
142,346
2.380%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
146,185
Bellemeade Re, Ltd.
1,194,767
1.686%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
1,195,523
Business Jet Securities, LLC
501,857
2.981%,  11/15/2035, Ser.
2020-1A, Class A
g
508,362
CHL Mortgage Pass-Through Trust
918,460
2.759%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
850,865
Principal
Amount Long-Term Fixed Income (54.0%) Value
Collateralized Mortgage Obligations (5.2%) -
continued
$ 403,851
2.664%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
$ 424,448
1,227,266
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 916,781
CIM Trust
619,880
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
650,964
Citigroup Mortgage Loan Trust,
Inc.
1,301,887
2.901%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
1,309,556
Countrywide Alternative Loan Trust
629,289
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 622,089
292,716
2.842%,  10/25/2035, Ser.
2005-43, Class 4A1
b
283,373
216,298
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 207,365
Countrywide Home Loan
Mortgage Pass Through Trust
579,506
2.580%,  11/25/2035, Ser.
2005-22, Class 2A1
b
555,194
Credit Suisse First Boston
Mortgage Securities Corporation
130,890
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 133,997
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
968,533
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 988,242
435,749
2.005%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
434,580
Eagle Re, Ltd.
1,383,599
1.886%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,g
1,386,020
Federal Home Loan Mortgage
Corporation
2,364,562
3.500%,  8/15/2035, Ser.
345, Class C8
j
273,829
Federal Home Loan Mortgage
Corporation - REMIC
7,190,682
1.500%,  12/25/2050, Ser.
5107, Class IO
j
614,722
495,894
2.500%,  12/15/2022, Ser.
4155, Class AI
j
5,177
616,011
2.500%,  5/15/2027, Ser.
4106, Class HI
j
23,315
1,940,970
3.000%,  5/15/2027, Ser.
4046, Class GI
j
96,080
1,709,026
3.000%,  7/15/2027, Ser.
4084, Class NI
j
95,357
2,501,703
3.000%,  7/15/2027, Ser.
4074, Class IO
j
142,610
830,013
2.500%,  2/15/2028, Ser.
4162, Class AI
j
40,545
1,787,365
2.500%,  2/15/2028, Ser.
4161, Class UI
j
93,799
2,701,879
2.500%,  3/15/2028, Ser.
4177, Class EI
j
138,496
2,335,151
3.500%,  10/15/2032, Ser.
4119, Class KI
j
271,351
1,609,165
3.000%,  2/15/2033, Ser.
4170, Class IG
j
156,931

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Collateralized Mortgage Obligations (5.2%) -
continued
$ 2,801,946
3.000%,  4/15/2033, Ser.
4203, Class DI
j
$ 199,819
Federal National Mortgage
Association - REMIC
3,249,713
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
163,191
2,112,314
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
94,966
4,185,523
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
180,183
1,951,302
3.500%,  9/25/2027, Ser.
2012-98, Class YI
j
115,070
5,545,916
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
334,715
2,895,740
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
139,992
1,443,956
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
70,425
3,829,111
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
187,412
1,246,575
2.500%,  2/25/2028, Ser.
2013-46, Class CI
j
50,805
1,256,461
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
70,111
784,556
3.000%,  4/25/2028, Ser.
2013-30, Class DI
j
46,244
2,859,251
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
137,575
1,933,508
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
191,571
17,580,601
1.500%,  2/25/2036, Ser.
2021-1, Class IY
j
1,127,711
9,552,946
1.500%,  2/25/2036, Ser.
2021-3, Class UI
j
509,892
First Horizon Alternative Mortgage
Securities Trust
312,683
2.454%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
297,405
277,819
2.556%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
272,670
Flagstar Mortgage Trust
700,000
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,g
720,125
Genworth Mortgage Insurance
Corporation
1,000,000
2.136%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,g
1,007,500
1,000,000
1.950%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
b,g
1,002,470
GMAC Mortgage Corporation
Loan Trust
535,116
3.132%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
526,204
Government National Mortgage
Association
707,755
4.000%,  1/16/2027, Ser.
2012-3, Class IO
j
37,954
Homeward Opportunities Fund I
Trust
1,500,000
5.684%,  11/25/2058, Ser.
2018-2, Class B2
b,g
1,518,880
Principal
Amount Long-Term Fixed Income (54.0%) Value
Collateralized Mortgage Obligations (5.2%) -
continued
IndyMac IMJA Mortgage Loan
Trust
$ 1,034,608
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 $ 653,079
IndyMac INDX Mortgage Loan
Trust
2,152,748
0.506%,  (LIBOR 1M +
0.420%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
2,068,332
J.P. Morgan Alternative Loan Trust
1,028,295
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 807,630
J.P. Morgan Mortgage Trust
110,067
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 120,401
445,164
2.861%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
387,312
Legacy Mortgage Asset Trust
1,619,432
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
1,629,439
Master Asset Securitization Trust
989,045
0.586%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
190,538
MASTR Alternative Loans Trust
469,050
0.536%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
63,114
Merrill Lynch Alternative Note
Asset Trust
547,065
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 331,532
Merrill Lynch Mortgage Investors
Trust
993,305
2.989%,  6/25/2035, Ser.
2005-A5, Class M1
b
635,715
Palmer Square Loan Funding, Ltd.
1,700,000
1.921%,  (LIBOR 3M +
1.750%), 7/20/2029, Ser.
2021-3A, Class B
b,g
1,701,226
Preston Ridge Partners Mortgage
Trust, LLC
1,676,687
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
1,680,903
1,229,571
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,g
1,234,217
853,009
3.671%,  8/25/2025, Ser.
2020-2, Class A1
g,h
858,476
Pretium Mortgage Credit Partners,
LLC
1,250,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
g,h
1,248,486
1,300,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
g,h
1,297,412
Radnor RE, Ltd.
2,300,000
2.786%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,g
2,318,812
Renaissance Home Equity Loan
Trust
1,461,429
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
h
855,007

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Collateralized Mortgage Obligations (5.2%) -
continued
Residential Accredit Loans, Inc.
Trust
$ 674,880
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A $ 663,691
359,637
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 359,167
423,992
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 413,256
825,208
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 792,617
771,924
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 758,439
Residential Asset Securitization
Trust
500,140
2.029%,  1/25/2034, Ser.
2004-IP1, Class A1
b
514,207
1,364,489
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,425,264
Residential Funding Mortgage
Security I Trust
495,086
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 476,665
Sequoia Mortgage Trust
670,797
2.883%,  9/20/2046, Ser.
2007-1, Class 4A1
b
524,996
Silver Hill Trust
987,849
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
1,006,586
Stanwich Mortgage Loan Trust
76,339
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
76,449
Starwood Mortgage Residential
Trust
1,600,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,g
1,642,402
Structured Adjustable Rate
Mortgage Loan Trust
279,116
2.775%,  7/25/2035, Ser.
2005-15, Class 4A1
b
261,686
206,527
3.191%,  9/25/2035, Ser.
2005-18, Class 1A1
b
164,837
Structured Asset Mortgage
Investments, Inc.
544,781
0.706%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
530,301
Toorak Mortgage Corporation, Ltd.
908,642
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
911,883
1,750,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
g,h
1,758,045
Vericrest Opportunity Loan
Transferee
1,250,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
g,h
1,250,761
1,550,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
g,h
1,550,444
1,100,000
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
g,h
1,099,336
325,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
g,h
324,728
525,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
g,h
524,946
Principal
Amount Long-Term Fixed Income (54.0%) Value
Collateralized Mortgage Obligations (5.2%) -
continued
$ 1,675,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
g,h
$ 1,673,864
WaMu Mortgage Pass Through
Certificates
679,755
1.513%,  (COF 11 + 1.250%),
3/25/2047, Ser. 2007-OA2,
Class 2A
b
665,498
Washington Mutual Mortgage Pass
Through Certificates
1,074,688
7.000%,  4/25/2037, Ser.
2007-2, Class 1A1 611,836
Washington Mutual Mortgage
Pass-Through Certificates
420,944
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 420,400
ZH Trust Revolving Single Family
Home Notes
1,285,000
3.262%,  2/18/2027, Ser.
2021-1, Class B
g
1,285,411
950,000
3.506%,  10/17/2027, Ser.
2021-2, Class B
d,g
949,998
Total 64,244,625
Commercial Mortgage-Backed Securities (0.1%)
BFLD Trust
1,250,000
1.784%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,g
1,257,757
Total 1,257,757
Communications Services (2.5%)
Altice France SA
130,000 8.125%,  2/1/2027
g
139,880
135,000 5.500%,  1/15/2028
g
137,258
485,000 5.125%,  7/15/2029
g
475,530
511,000 5.500%,  10/15/2029
d,g
505,830
AMC Networks, Inc.
470,000 4.250%,  2/15/2029 467,650
American Tower Corporation
125,000 3.375%,  5/15/2024 133,170
260,000 4.400%,  2/15/2026 290,444
135,000 1.450%,  9/15/2026 134,372
196,000 3.800%,  8/15/2029 217,344
AT&T, Inc.
254,000 4.450%,  4/1/2024 275,209
260,000 1.700%,  3/25/2026 263,219
196,000 4.300%,  2/15/2030 224,925
Cable One, Inc., Convertible
652,000 1.125%,  3/15/2028
g
661,539
CCO Holdings, LLC
325,000 5.500%,  5/1/2026
g
335,166
620,000 5.125%,  5/1/2027
g
645,612
695,000 4.500%,  8/15/2030
g
717,045
490,000 4.250%,  1/15/2034
g
485,406
Cengage Learning, Inc.
530,000 9.500%,  6/15/2024
g
542,370
Charter Communications
Operating, LLC
227,000 4.500%,  2/1/2024 245,593
139,000 4.908%,  7/23/2025 156,323
196,000 5.050%,  3/30/2029 229,494

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Communications Services (2.5%) - continued
Clear Channel Worldwide
Holdings, Inc.
$ 455,000 7.750%,  4/15/2028
g
$ 478,887
Comcast Corporation
56,000 3.700%,  4/15/2024 60,229
152,000 3.950%,  10/15/2025 168,616
156,000 2.350%,  1/15/2027 163,622
326,000 3.400%,  4/1/2030 359,036
Consolidated Communications,
Inc.
220,000 5.000%,  10/1/2028
g
227,150
Crown Castle International
Corporation
131,000 3.800%,  2/15/2028 144,058
CSC Holdings, LLC
680,000 5.375%,  2/1/2028
g
710,600
585,000 4.125%,  12/1/2030
g
574,031
Cumulus Media New Holdings,
Inc.
340,000 6.750%,  7/1/2026
g,k
351,900
Deutsche Telekom International
Finance BV
164,000 2.485%,  9/19/2023
g
169,700
DIRECTV Holdings, LLC
120,000 5.875%,  8/15/2027
g
125,250
Discovery Communications, LLC
148,000 2.950%,  3/20/2023 153,108
DISH DBS Corporation
330,000 7.375%,  7/1/2028 349,957
Entercom Media Corporation
330,000 6.500%,  5/1/2027
g
337,537
Fox Corporation
209,000 4.030%,  1/25/2024 224,244
130,000 4.709%,  1/25/2029 151,442
Front Range BidCo, Inc.
490,000 4.000%,  3/1/2027
g
487,663
340,000 6.125%,  3/1/2028
g
344,685
Frontier Communications
Corporation
300,000 5.875%,  10/15/2027
g
318,750
GCI, LLC
380,000 4.750%,  10/15/2028
g
398,925
Gray Television, Inc.
370,000 4.750%,  10/15/2030
g
363,525
Hughes Satellite Systems
Corporation
200,000 6.625%,  8/1/2026 227,405
iHeartCommunications, Inc.
385,000 4.750%,  1/15/2028
g
396,742
LCPR Senior Secured Financing
DAC
330,000 6.750%,  10/15/2027
g
349,800
Level 3 Financing, Inc.
580,000 4.625%,  9/15/2027
g
596,704
455,000 4.250%,  7/1/2028
g
458,517
Liberty Interactive, LLC,
Convertible
222,000 3.500%,  1/15/2031 272,473
Ligado Networks, LLC
199,974
0.000%,PIK 15.500%,
11/1/2023
f,g
193,975
NBN Company, Ltd.
235,000 2.625%,  5/5/2031
g
238,416
Principal
Amount Long-Term Fixed Income (54.0%) Value
Communications Services (2.5%) - continued
Netflix, Inc.
$ 148,000 5.875%,  2/15/2025 $ 168,680
960,000 4.875%,  4/15/2028 1,106,400
129,000 5.875%,  11/15/2028 158,077
Nexstar Escrow Corporation
520,000 5.625%,  7/15/2027
g
550,147
NTT Finance Corporation
156,000 1.162%,  4/3/2026
g
155,106
Omnicom Group, Inc.
196,000 4.200%,  6/1/2030 224,098
Radiate Holdco, LLC
210,000 6.500%,  9/15/2028
g
214,129
Scripps Escrow II, Inc.
205,000 5.375%,  1/15/2031
g
201,546
Scripps Escrow, Inc.
250,000 5.875%,  7/15/2027
g
256,563
SFR Group SA
369,000 7.375%,  5/1/2026
g
382,874
Sinclair Television Group, Inc.
570,000 5.500%,  3/1/2030
g
565,383
Sirius XM Radio, Inc.
495,000 5.000%,  8/1/2027
g
517,275
275,000 4.000%,  7/15/2028
g
279,641
Sprint Capital Corporation
848,000 6.875%,  11/15/2028 1,085,440
395,000 8.750%,  3/15/2032 590,075
Sprint Corporation
1,240,000 7.625%,  2/15/2025 1,449,535
Telesat Canada
205,000 4.875%,  6/1/2027
g
188,600
75,000 6.500%,  10/15/2027
g
65,003
Terrier Media Buyer, Inc.
270,000 8.875%,  12/15/2027
g
285,493
T-Mobile USA, Inc.
151,000 3.500%,  4/15/2025 162,673
261,000 3.875%,  4/15/2030 288,186
60,000 2.875%,  2/15/2031 60,510
United States Cellular Corporation
330,000 6.700%,  12/15/2033 409,009
Uniti Fiber Holdings, Inc.,
Convertible
178,000 4.000%,  6/15/2024
g
220,609
Uniti Group, LP
125,000 4.750%,  4/15/2028
g
127,656
310,000 6.500%,  2/15/2029
g
318,886
Univision Communications, Inc.
310,000 6.625%,  6/1/2027
g
336,738
VeriSign, Inc.
295,000 4.750%,  7/15/2027 310,311
Verizon Communications, Inc.
260,000 2.100%,  3/22/2028 263,923
196,000 3.150%,  3/22/2030 209,614
131,000 2.550%,  3/21/2031 132,610
311,000 2.355%,  3/15/2032
g
307,562
Viacom, Inc.
138,000 5.875%,  2/28/2057
b
139,732
Viasat, Inc.
540,000 5.625%,  9/15/2025
g
547,253
Vodafone Group plc
300,000 7.000%,  4/4/2079
b
366,976
VTR Finance NV
250,000 6.375%,  7/15/2028
g
269,375

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Communications Services (2.5%) - continued
Walt Disney Company
$ 130,000 3.800%,  3/22/2030 $ 147,751
Ziggo BV
632,000 5.500%,  1/15/2027
g
653,330
185,000 4.875%,  1/15/2030
g
190,781
Total 30,587,876
Consumer Cyclical (3.4%)
1011778 B.C., ULC
560,000 4.375%,  1/15/2028
g
568,518
Allen Media, LLC
245,000 10.500%,  2/15/2028
g
251,615
Allied Universal Finance
Corporation
260,000 4.625%,  6/1/2028
g
259,189
Allied Universal Holdco, LLC
195,000 6.625%,  7/15/2026
g
206,170
300,000 4.625%,  6/1/2028
g
299,535
220,000 6.000%,  6/1/2029
g
217,094
Allison Transmission, Inc.
535,000 3.750%,  1/30/2031
g
520,287
Amazon.com, Inc.
263,000 1.650%,  5/12/2028 265,113
131,000 1.500%,  6/3/2030 127,408
American Axle & Manufacturing,
Inc.
630,000 6.500%,  4/1/2027
k
656,775
American Honda Finance
Corporation
61,000 1.200%,  7/8/2025 61,334
Ashton Woods USA, LLC
240,000 4.625%,  8/1/2029
g
242,335
Best Buy Company, Inc.
131,000 1.950%,  10/1/2030 127,555
Bloomin' Brands, Inc., Convertible
199,000 5.000%,  5/1/2025 449,444
Boyd Gaming Corporation
370,000 4.750%,  6/15/2031
g
381,562
Boyne USA, Inc.
285,000 4.750%,  5/15/2029
g
294,262
Brookfield Residential Properties,
Inc.
400,000 6.250%,  9/15/2027
g
420,508
420,000 5.000%,  6/15/2029
g
429,471
Burlington Stores, Inc., Convertible
600,000 2.250%,  4/15/2025 871,500
Caesars Entertainment, Inc.
190,000 8.125%,  7/1/2027
g
213,603
408,000 4.625%,  10/15/2029
g
413,100
Carnival Corporation
66,000 11.500%,  4/1/2023
g
73,672
130,000 7.625%,  3/1/2026
g
138,775
570,000 5.750%,  3/1/2027
g
589,237
405,000 4.000%,  8/1/2028
g
409,050
Cedar Fair, LP
490,000 5.250%,  7/15/2029 502,250
Churchill Downs, Inc.
245,000 4.750%,  1/15/2028
g
256,331
Cinemark USA, Inc.
185,000 5.875%,  3/15/2026
g
186,850
Clarios Global, LP
185,000 8.500%,  5/15/2027
g
196,794
Principal
Amount Long-Term Fixed Income (54.0%) Value
Consumer Cyclical (3.4%) - continued
Colt Merger Sub, Inc.
$ 583,000 6.250%,  7/1/2025
g
$ 613,758
D.R. Horton, Inc.
75,000 2.600%,  10/15/2025 78,722
Daimler Finance North America,
LLC
191,000 1.450%,  3/2/2026
g
191,854
Dana, Inc.
395,000 5.625%,  6/15/2028 425,356
Darden Restaurants, Inc.
260,000 3.850%,  5/1/2027 288,415
Dick's Sporting Goods Inc.,
Convertible
256,000 3.250%,  4/15/2025 939,040
Empire Communities Corporation
390,000 7.000%,  12/15/2025
g
407,550
Expedia Group, Inc.
195,000 4.625%,  8/1/2027 221,068
198,000 3.250%,  2/15/2030 204,773
Expedia Group, Inc., Convertible
282,000 Zero Coupon,  2/15/2026
g,k
304,462
Ford Motor Company
230,000 9.000%,  4/22/2025 276,582
130,000 9.625%,  4/22/2030 184,012
530,000 7.450%,  7/16/2031 691,570
Ford Motor Company, Convertible
1,056,000 Zero Coupon,  3/15/2026
g
1,138,500
Ford Motor Credit Company, LLC
510,000 4.063%,  11/1/2024 536,260
920,000 4.134%,  8/4/2025 972,900
655,000 2.700%,  8/10/2026 656,310
Forestar Group, Inc.
250,000 3.850%,  5/15/2026
g
249,687
Gap, Inc.
122,000 3.625%,  10/1/2029
g
122,305
General Motors Company
148,000 6.125%,  10/1/2025 173,410
196,000 6.800%,  10/1/2027 244,789
General Motors Financial
Company, Inc.
141,000 3.150%,  6/30/2022 143,535
311,000 3.950%,  4/13/2024 332,380
56,000 2.900%,  2/26/2025 58,753
149,000 2.750%,  6/20/2025 155,780
270,000 5.700%,  9/30/2030
b,i
310,837
132,000 2.700%,  6/10/2031 131,596
Goodyear Tire & Rubber Company
250,000 5.000%,  7/15/2029
g
265,313
185,000 5.250%,  7/15/2031
g
197,025
Guitar Center Escrow Issuer II, Inc.
122,000 8.500%,  1/15/2026
g
130,845
Hanesbrands, Inc.
352,000 4.875%,  5/15/2026
g
381,216
Harley-Davidson Financial
Services, Inc.
240,000 4.050%,  2/4/2022
g
242,911
Herc Holdings, Inc.
330,000 5.500%,  7/15/2027
g
346,244
Hilton Domestic Operating
Company, Inc.
665,000 4.875%,  1/15/2030 713,385

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Consumer Cyclical (3.4%) - continued
Hilton Grand Vacations Borrower
Escrow, LLC
$ 495,000 5.000%,  6/1/2029
g
$ 504,900
Hyundai Capital America
105,000 1.800%,  10/15/2025
g
106,030
196,000 3.000%,  2/10/2027
g
206,141
134,000 2.100%,  9/15/2028
g
132,063
International Game Technology plc
425,000 5.250%,  1/15/2029
g
454,227
KB Home
360,000 4.800%,  11/15/2029 392,400
Kohl's Corporation
195,000 3.375%,  5/1/2031 200,671
L Brands, Inc.
560,000 6.625%,  10/1/2030
g
635,600
130,000 6.875%,  11/1/2035 163,150
Landry's, Inc.
405,000 6.750%,  10/15/2024
g
405,526
Lennar Corporation
86,000 4.125%,  1/15/2022 86,000
16,000 4.875%,  12/15/2023 17,260
77,000 5.875%,  11/15/2024 86,608
148,000 4.750%,  5/30/2025 164,900
Lowe's Companies, Inc.
198,000 4.000%,  4/15/2025 216,971
264,000 4.500%,  4/15/2030 309,472
Macy's Retail Holdings, LLC
365,000 5.875%,  4/1/2029
g,k
397,111
Magic MergerCo, Inc.
580,000 5.250%,  5/1/2028
g
598,270
Marriott International, Inc.
298,000 3.750%,  10/1/2025 320,376
198,000 4.625%,  6/15/2030 226,208
Mattamy Group Corporation
550,000 5.250%,  12/15/2027
g
574,750
McDonald's Corporation
392,000 3.800%,  4/1/2028 438,103
MGM Resorts International
844,000 5.750%,  6/15/2025 919,960
Nissan Motor Company, Ltd.
155,000 3.043%,  9/15/2023
g
161,241
O'Reilly Automotive, Inc.
196,000 3.900%,  6/1/2029 219,605
Penn National Gaming, Inc.
370,000 4.125%,  7/1/2029
g
365,708
PetSmart, Inc.
480,000 4.750%,  2/15/2028
g
493,200
280,000 7.750%,  2/15/2029
g
305,550
Prime Security Services Borrower,
LLC
1,015,000 5.750%,  4/15/2026
g
1,097,987
Procter & Gamble Company
130,000 1.200%,  10/29/2030 123,669
Real Hero Merger Sub 2, Inc.
270,000 6.250%,  2/1/2029
g
280,125
Realogy Group, LLC
460,000 5.750%,  1/15/2029
g
477,140
Rite Aid Corporation
435,000 7.500%,  7/1/2025
g
434,900
Ross Stores, Inc.
131,000 1.875%,  4/15/2031 126,409
Royal Caribbean Cruises, Ltd.
520,000 9.125%,  6/15/2023
g
565,139
Principal
Amount Long-Term Fixed Income (54.0%) Value
Consumer Cyclical (3.4%) - continued
$ 500,000 4.250%,  7/1/2026
g
$ 489,775
200,000 5.500%,  4/1/2028
g
204,562
Scientific Games International, Inc.
510,000 5.000%,  10/15/2025
g
524,663
440,000 7.250%,  11/15/2029
g
494,401
SeaWorld Parks and
Entertainment, Inc.
255,000 5.250%,  8/15/2029
g
260,897
Six Flags Theme Parks, Inc.
240,000 7.000%,  7/1/2025
g
255,600
Staples, Inc.
555,000 7.500%,  4/15/2026
g
562,895
Target Corporation
131,000 2.350%,  2/15/2030 135,587
Tenneco, Inc.
445,000 5.000%,  7/15/2026
k
438,278
Toll Brothers Finance Corporation
297,000 5.875%,  2/15/2022 298,114
199,000 4.350%,  2/15/2028 217,905
Toyota Motor Credit Corporation
196,000 1.900%,  4/6/2028 198,584
Uber Technologies, Inc.
270,000 6.250%,  1/15/2028
g
289,572
Vista Outdoor, Inc.
460,000 4.500%,  3/15/2029
g
466,472
Volkswagen Group of America
Finance, LLC
250,000 4.250%,  11/13/2023
g
268,142
74,000 3.350%,  5/13/2025
g
79,114
Wabash National Corporation
409,000 4.500%,  10/15/2028
d,g
408,489
Wyndham Destinations, Inc.
330,000 6.625%,  7/31/2026
g
375,794
Wyndham Hotels & Resorts, Inc.
195,000 4.375%,  8/15/2028
g
203,566
Yum! Brands, Inc.
510,000 4.750%,  1/15/2030
g
552,748
ZF North America Capital, Inc.
260,000 4.750%,  4/29/2025
g
280,800
Total 41,173,808
Consumer Non-Cyclical (3.0%)
Abbott Laboratories
260,000 3.875%,  9/15/2025 287,714
AbbVie, Inc.
142,000 2.900%,  11/6/2022 145,838
162,000 2.800%,  3/15/2023 166,669
610,000 3.600%,  5/14/2025 659,867
261,000 3.200%,  11/21/2029 281,230
Agilent Technologies, Inc.
131,000 2.300%,  3/12/2031 131,133
Albertson's Companies, Inc.
546,000 3.500%,  3/15/2029
g
544,894
250,000 4.875%,  2/15/2030
g
269,375
Altria Group, Inc.
176,000 4.400%,  2/14/2026 197,674
130,000 4.800%,  2/14/2029 149,394
Amgen, Inc.
196,000 2.450%,  2/21/2030 200,173
Anheuser-Busch Companies, LLC
160,000 3.650%,  2/1/2026 175,491

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Consumer Non-Cyclical (3.0%) - continued
Anheuser-Busch InBev Worldwide,
Inc.
$ 261,000 4.750%,  1/23/2029 $ 307,269
Anthem, Inc.
221,000 2.375%,  1/15/2025 230,223
196,000 2.550%,  3/15/2031 201,444
Astrazeneca Finance, LLC
263,000 1.750%,  5/28/2028 264,530
AstraZeneca plc
259,000 0.700%,  4/8/2026 253,563
BAT Capital Corporation
117,000 3.222%,  8/15/2024 124,032
BAT International Finance plc
149,000 1.668%,  3/25/2026 149,083
Bausch Health Companies, Inc.
70,000 5.000%,  1/30/2028
g
66,410
590,000 5.000%,  2/15/2029
g
549,437
Becton, Dickinson and Company
196,000 2.823%,  5/20/2030 205,373
Boston Scientific Corporation
192,000 3.450%,  3/1/2024 203,827
Bristol-Myers Squibb Company
260,000 3.200%,  6/15/2026 283,466
195,000 3.900%,  2/20/2028 220,460
Bunge, Ltd. Finance Corporation
265,000 2.750%,  5/14/2031 268,512
Centene Corporation
435,000 4.250%,  12/15/2027 455,293
210,000 4.625%,  12/15/2029 228,858
1,064,000 3.000%,  10/15/2030 1,090,600
Central Garden & Pet Company
460,000 4.125%,  10/15/2030 470,350
Cigna Corporation
209,000 4.125%,  11/15/2025 232,257
Community Health Systems, Inc.
185,000 5.625%,  3/15/2027
g
193,719
260,000 6.000%,  1/15/2029
g
275,600
520,000 6.875%,  4/15/2029
g
521,222
Conagra Brands, Inc.
155,000 4.300%,  5/1/2024 168,030
Constellation Brands, Inc.
261,000 3.150%,  8/1/2029 279,102
CVS Health Corporation
198,000 4.100%,  3/25/2025 217,228
102,000 4.300%,  3/25/2028 116,347
DaVita, Inc.
610,000 4.625%,  6/1/2030
g
627,453
Diageo Capital plc
179,000 1.375%,  9/29/2025 181,024
Edgewell Personal Care Company
260,000 5.500%,  6/1/2028
g
274,594
Encompass Health Corporation
585,000 4.500%,  2/1/2028 604,012
Endo Finance, LLC
185,000 9.500%,  7/31/2027
g,k
185,411
Energizer Holdings, Inc.
445,000 4.375%,  3/31/2029
g
441,638
Estee Lauder Companies, Inc.
130,000 1.950%,  3/15/2031 129,673
General Mills, Inc.
131,000 4.200%,  4/17/2028 149,272
Gilead Sciences, Inc.
196,000 2.950%,  3/1/2027 210,652
Principal
Amount Long-Term Fixed Income (54.0%) Value
Consumer Non-Cyclical (3.0%) - continued
H. J. Heinz Company
$ 130,000 5.200%,  7/15/2045 $ 162,831
HCA, Inc.
1,330,000 5.375%,  2/1/2025 1,486,275
326,000 5.250%,  6/15/2026 374,091
HLF Financing Sarl, LLC
500,000 4.875%,  6/1/2029
g
500,000
Humana, Inc.
131,000 2.150%,  2/3/2032 127,970
Illumina, Inc.
220,000 9.000%,  7/1/2028
g
242,550
Imperial Brands Finance plc
164,000 3.125%,  7/26/2024
g
172,559
Ionis Pharmaceuticals, Inc.,
Convertible
158,000 0.125%,  12/15/2024 144,078
Jazz Investments I, Ltd.,
Convertible
689,000 2.000%,  6/15/2026 795,364
JBS USA Food Company
100,000 5.750%,  1/15/2028
g
105,001
JBS USA, LLC
130,000 6.500%,  4/15/2029
g
145,275
580,000 5.500%,  1/15/2030
g
645,088
Keurig Dr Pepper, Inc.
261,000 2.250%,  3/15/2031
k
261,408
Kraft Foods Group, Inc.
650,000 5.000%,  6/4/2042 797,121
Kraft Heinz Foods Company
196,000 3.875%,  5/15/2027 214,015
450,000 4.625%,  1/30/2029 513,729
710,000 3.750%,  4/1/2030 773,619
345,000 4.250%,  3/1/2031 390,030
Kroger Company
130,000 4.500%,  1/15/2029 152,250
Mattel, Inc.
500,000 3.375%,  4/1/2026
g
515,550
McKesson Corporation
148,000 0.900%,  12/3/2025 145,650
197,000 1.300%,  8/15/2026 195,371
Molina Healthcare, Inc.
450,000 4.375%,  6/15/2028
g
468,171
Mozart Debt Merger Sub, Inc.
691,000 3.875%,  4/1/2029
d,g
691,000
512,000 5.250%,  10/1/2029
d,g
520,960
MPH Acquisition Holdings, LLC
372,000 5.750%,  11/1/2028
g,k
350,417
Mylan, Inc.
96,000 4.200%,  11/29/2023 102,299
Novartis Capital Corporation
153,000 1.750%,  2/14/2025 157,248
278,000 3.000%,  11/20/2025 300,231
Ortho-Clinical Diagnostics, Inc.
270,000 7.250%,  2/1/2028
g
288,934
Par Pharmaceutical, Inc.
410,000 7.500%,  4/1/2027
g
417,687
PepsiCo, Inc.
195,000 1.625%,  5/1/2030 191,045
Philip Morris International, Inc.
279,000 1.500%,  5/1/2025 283,109
Pilgrim's Pride Corporation
364,000 3.500%,  3/1/2032
g
370,143

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Consumer Non-Cyclical (3.0%) - continued
QBE Insurance Group, Ltd.
$ 320,000 5.875%,  5/12/2025
b,g,i
$ 356,800
Royalty Pharma plc
296,000 1.200%,  9/2/2025 294,081
Scotts Miracle-Gro Company
555,000 4.500%,  10/15/2029 579,975
SEG Holding, LLC
540,000 5.625%,  10/15/2028
g
562,950
Simmons Foods, Inc.
450,000 4.625%,  3/1/2029
g
453,375
Spectrum Brands, Inc.
310,000 5.000%,  10/1/2029
g
333,250
200,000 5.500%,  7/15/2030
g
221,500
Stryker Corporation
129,000 3.650%,  3/7/2028 143,158
Syneos Health, Inc.
410,000 3.625%,  1/15/2029
g
408,852
Sysco Corporation
234,000 5.650%,  4/1/2025 269,131
131,000 5.950%,  4/1/2030 166,631
Tenet Healthcare Corporation
140,000 4.625%,  7/15/2024 142,100
1,055,000 5.125%,  11/1/2027
g
1,099,838
185,000 6.125%,  10/1/2028
g
194,338
Teva Pharmaceutical Finance
Netherlands III BV
305,000 2.800%,  7/21/2023 303,182
300,000 3.150%,  10/1/2026 287,250
Thermo Fisher Scientific, Inc.
150,000 4.133%,  3/25/2025 165,030
131,000 1.750%,  10/15/2028 130,551
130,000 4.497%,  3/25/2030 153,828
TreeHouse Foods, Inc.
203,000 4.000%,  9/1/2028
k
198,670
United Natural Foods, Inc.
390,000 6.750%,  10/15/2028
g
422,175
UnitedHealth Group, Inc.
326,000 3.850%,  6/15/2028 368,832
Universal Health Services, Inc.
197,000 1.650%,  9/1/2026
g
195,844
66,000 2.650%,  1/15/2032
g
65,356
Upjohn, Inc.
149,000 1.650%,  6/22/2025
g
150,491
VRX Escrow Corporation
1,069,000 6.125%,  4/15/2025
g
1,091,075
Winnebago Industries, Inc.,
Convertible
504,000 1.500%,  4/1/2025 667,457
Zoetis, Inc.
144,000 3.250%,  2/1/2023 148,399
195,000 3.900%,  8/20/2028 219,124
Total 36,383,728
Energy (2.7%)
Antero Resources Corporation
445,000 5.375%,  3/1/2030
g
468,652
Apache Corporation
125,000 4.875%,  11/15/2027 136,315
470,000 4.375%,  10/15/2028 508,187
145,000 5.100%,  9/1/2040 162,397
Archrock Partners, LP
450,000 6.250%,  4/1/2028
g
465,401
Principal
Amount Long-Term Fixed Income (54.0%) Value
Energy (2.7%) - continued
BP Capital Markets America, Inc.
$ 314,000 4.234%,  11/6/2028 $ 360,130
BP Capital Markets plc
320,000 4.875%,  3/22/2030
b,i
351,763
Buckeye Partners, LP
285,000 4.125%,  3/1/2025
g
295,334
360,000 3.950%,  12/1/2026 367,200
Canadian Natural Resources, Ltd.
325,000 2.050%,  7/15/2025 332,748
Cenovus Energy, Inc.
426,000 5.375%,  7/15/2025 485,238
Cheniere Corpus Christi Holdings,
LLC
268,000 5.875%,  3/31/2025 302,741
Cheniere Energy Partners, LP
132,000 4.500%,  10/1/2029 140,333
285,000 3.250%,  1/31/2032
g
285,941
Cheniere Energy, Inc., Convertible
103,000 4.250%,  3/15/2045 88,368
Chevron Corporation
149,000 1.554%,  5/11/2025 152,342
Cimarex Energy Company
260,000 4.375%,  6/1/2024 280,364
CNX Resources Corporation
235,000 6.000%,  1/15/2029
g
248,512
CNX Resources Corporation,
Convertible
434,000 2.250%,  5/1/2026 540,330
Comstock Resources, Inc.
310,000 5.875%,  1/15/2030
g
322,400
Continental Resources, Inc.
396,000 4.375%,  1/15/2028 438,075
260,000 5.750%,  1/15/2031
g
314,275
Devon Energy Corporation
149,000 5.250%,  9/15/2024
g
165,039
264,000 4.500%,  1/15/2030
g
287,730
Diamondback Energy, Inc.
98,000 2.875%,  12/1/2024 102,900
65,000 3.125%,  3/24/2031 67,494
DT Midstream, Inc.
375,000 4.125%,  6/15/2029
g
380,273
125,000 4.375%,  6/15/2031
g
128,750
Enagas SA
560,000 5.500%,  1/15/2028
g
573,300
Enbridge, Inc.
130,000 3.700%,  7/15/2027 142,884
1,144,000 6.250%,  3/1/2078
b
1,274,981
Encana Corporation
200,000 6.625%,  8/15/2037 274,289
Endeavor Energy Resources, LP
280,000 5.750%,  1/30/2028
g
294,700
Energean Israel Finance, Ltd.
375,000 4.500%,  3/30/2024
g
382,500
Energy Transfer Operating, LP
108,000 4.200%,  9/15/2023 114,710
371,000 5.875%,  1/15/2024 407,738
196,000 3.750%,  5/15/2030 211,790
Energy Transfer, LP
346,000 6.625%,  2/15/2028
b,i
336,485
EnLink Midstream Partners, LP
460,000 4.850%,  7/15/2026 482,862
175,000 5.600%,  4/1/2044 167,125

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Energy (2.7%) - continued
Enterprise Products Operating,
LLC
$ 130,000 4.150%,  10/16/2028 $ 147,895
560,000 4.875%,  8/16/2077
b
551,609
EQM Midstream Partners, LP
615,000 6.500%,  7/1/2027
g
691,721
EQT Corporation
125,000 3.125%,  5/15/2026
g
128,140
585,000 3.900%,  10/1/2027 633,105
EQT Corporation, Convertible
496,000 1.750%,  5/1/2026 781,944
Equinor ASA
92,000 2.875%,  4/6/2025 97,680
Exxon Mobil Corporation
259,000 2.992%,  3/19/2025 276,304
Genesis Energy, LP
200,000 6.500%,  10/1/2025 199,000
125,000 8.000%,  1/15/2027 126,563
Halliburton Company
130,000 2.920%,  3/1/2030 134,447
Harvest Midstream, LP
480,000 7.500%,  9/1/2028
g
511,272
Hess Corporation
92,000 3.500%,  7/15/2024 97,302
Hess Midstream Operations, LP
325,000 5.625%,  2/15/2026
g
337,188
Hilcorp Energy I, LP
400,000 5.750%,  2/1/2029
g
411,000
ITT Holdings, LLC
355,000 6.500%,  8/1/2029
g
358,106
Kinder Morgan Energy Partners,
LP
193,000 3.450%,  2/15/2023 199,601
Laredo Petroleum, Inc.
610,000 7.750%,  7/31/2029
g
611,525
Marathon Oil Corporation
130,000 4.400%,  7/15/2027 146,026
Marathon Petroleum Corporation
366,000 4.700%,  5/1/2025 408,546
MPLX, LP
325,000 1.750%,  3/1/2026 327,001
Murphy Oil Corporation
370,000 5.875%,  12/1/2027 385,078
Nabors Industries, Ltd.
470,000 7.250%,  1/15/2026
g
457,122
National Fuel Gas Company
260,000 5.500%,  1/15/2026 299,481
Newfield Exploration Company
489,000 5.625%,  7/1/2024 542,226
132,000 5.375%,  1/1/2026 149,247
NGL Energy Operating, LLC
260,000 7.500%,  2/1/2026
g
264,875
NGL Energy Partners, LP
260,000 7.500%,  11/1/2023 252,676
NuStar Logistics, LP
480,000 5.750%,  10/1/2025 517,200
Oasis Petroleum, Inc.
310,000 6.375%,  6/1/2026
g
324,725
Occidental Petroleum Corporation
230,000 3.450%,  7/15/2024 235,175
445,000 3.400%,  4/15/2026 456,405
125,000 8.500%,  7/15/2027 156,554
780,000 3.500%,  8/15/2029 793,354
Principal
Amount Long-Term Fixed Income (54.0%) Value
Energy (2.7%) - continued
$ 260,000 6.450%,  9/15/2036 $ 327,113
660,000 4.400%,  4/15/2046 658,251
ONEOK, Inc.
194,000 2.200%,  9/15/2025 198,199
Ovintiv, Inc.
185,000 7.375%,  11/1/2031 250,944
PBF Holding Company, LLC
200,000 9.250%,  5/15/2025
g
189,500
Pioneer Natural Resources
Company
195,000 1.900%,  8/15/2030 186,575
Pioneer Natural Resources
Company, Convertible
248,000 0.250%,  5/15/2025 400,272
Plains All American Pipeline, LP
150,000 6.125%,  11/15/2022
b,i
135,750
317,000 4.650%,  10/15/2025 351,293
Precision Drilling Corporation
310,000 6.875%,  1/15/2029
g
323,778
Sabine Pass Liquefaction, LLC
196,000 4.200%,  3/15/2028 218,833
Schlumberger Finance Canada,
Ltd.
149,000 1.400%,  9/17/2025 150,586
Schlumberger Holdings
Corporation
81,000 4.300%,  5/1/2029
g
91,657
Shell International Finance BV
95,000 2.375%,  4/6/2025 99,342
SM Energy Company
185,000 6.500%,  7/15/2028
k
191,534
Southwestern Energy Company
250,000 5.375%,  2/1/2029
g
267,453
Suncor Energy, Inc.
149,000 3.100%,  5/15/2025 158,660
Sunoco, LP
415,000 5.875%,  3/15/2028 437,825
Targa Resources Partners, LP
205,000 5.375%,  2/1/2027 212,421
295,000 5.000%,  1/15/2028 309,750
110,000 4.875%,  2/1/2031 118,663
Teine Energy, Ltd.
250,000 6.875%,  4/15/2029
g
253,750
Transocean Proteus, Ltd.
132,000 6.250%,  12/1/2024
g
132,000
Transocean, Inc.
250,000 11.500%,  1/30/2027
g
257,500
USA Compression Partners, LP
200,000 6.875%,  4/1/2026 208,240
Venture Global Calcasieu Pass,
LLC
374,000 3.875%,  8/15/2029
g
385,239
220,000 4.125%,  8/15/2031
g
229,350
Vine Energy Holdings, LLC
250,000 6.750%,  4/15/2029
g
269,845
W&T Offshore, Inc.
158,000 9.750%,  11/1/2023
g
150,348
Western Gas Partners, LP
143,000 4.000%,  7/1/2022 145,178
Western Midstream Operating, LP
390,000 3.950%,  6/1/2025 412,138
210,000 5.500%,  8/15/2048 245,700

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Energy (2.7%) - continued
Williams Companies, Inc.
$ 131,000 2.600%,  3/15/2031 $ 132,768
Total 32,953,144
Financials (6.8%)
AerCap Ireland Capital DAC
121,000 3.150%,  2/15/2024 126,173
200,000 6.500%,  7/15/2025 231,880
Air Lease Corporation
300,000 4.650%,  6/15/2026
b,i
313,875
Aircastle, Ltd.
274,000 5.250%,  6/15/2026
b,g,i
280,384
130,000 2.850%,  1/26/2028
g
131,659
Alliant Holdings Intermediate, LLC
125,000 6.750%,  10/15/2027
g
129,375
Ally Financial, Inc.
750,000 5.750%,  11/20/2025 857,586
600,000 4.700%,  5/15/2026
b,i
624,510
130,000 8.000%,  11/1/2031 187,503
Altice Financing SA
180,000 5.750%,  8/15/2029
g
174,353
American Express Company
160,000 3.400%,  2/22/2024 170,284
255,000 3.550%,  9/15/2026
b,i
259,807
American Finance Trust, Inc.
307,000 4.500%,  9/30/2028
d,g
307,000
American Homes 4 Rent, LP
132,000 2.375%,  7/15/2031 130,757
American International Group, Inc.
260,000 4.200%,  4/1/2028 296,267
AmWINS Group, Inc.
250,000 4.875%,  6/30/2029
g
253,512
Ares Capital Corporation
76,000 4.250%,  3/1/2025 81,572
301,000 3.875%,  1/15/2026 321,898
Ares Capital Corporation,
Convertible
256,000 4.625%,  3/1/2024 282,880
Athene Global Funding
211,000 4.000%,  1/25/2022
g
213,475
Australia and New Zealand
Banking Group, Ltd.
288,000 2.950%,  7/22/2030
b,g
299,364
Aviation Capital Group, LLC
200,000 5.500%,  12/15/2024
g
224,152
131,000 4.875%,  10/1/2025
g
144,368
Avolon Holdings Funding, Ltd.
264,000 4.250%,  4/15/2026
g
283,949
BAC Capital Trust XIV
332,000
4.000%,  (LIBOR 3M +
0.400%), 10/18/2021
b,i,k
332,001
Banco Santander Mexico SA
89,000 5.375%,  4/17/2025
g
99,475
Banco Santander SA
220,000 4.750%,  11/12/2026
b,i
224,085
Bank of America Corporation
276,000 3.004%,  12/20/2023
b
284,437
445,000 3.550%,  3/5/2024
b
463,887
325,000 4.200%,  8/26/2024 355,496
1,100,000 6.250%,  9/5/2024
b,i
1,210,000
160,000 3.458%,  3/15/2025
b
170,226
320,000 6.100%,  3/17/2025
b,i
356,842
373,000 1.319%,  6/19/2026
b
372,909
Principal
Amount Long-Term Fixed Income (54.0%) Value
Financials (6.8%) - continued
$ 298,000 1.197%,  10/24/2026
b
$ 295,761
196,000 1.734%,  7/22/2027
b
196,807
640,000 5.875%,  3/15/2028
b,i
730,464
392,000 3.593%,  7/21/2028
b
429,748
132,000 2.087%,  6/14/2029
b
131,788
523,000 3.974%,  2/7/2030
b
585,511
261,000 2.687%,  4/22/2032
b
265,768
Bank of New York Mellon
Corporation
160,000 4.700%,  9/20/2025
b,i
175,600
200,000 3.400%,  1/29/2028 220,038
Bank of Nova Scotia
480,000 4.900%,  6/4/2025
b,i
516,000
132,000 1.050%,  3/2/2026 130,512
Barclays plc
377,000 4.338%,  5/16/2024
b
399,060
250,000 8.000%,  6/15/2024
b,i
282,345
149,000 4.375%,  9/11/2024 162,336
179,000 2.852%,  5/7/2026
b
188,011
200,000 4.375%,  3/15/2028
b,i
199,860
193,000 4.972%,  5/16/2029
b
224,385
BNP Paribas SA
235,000 6.625%,  3/25/2024
b,g,i
254,317
188,000 2.819%,  11/19/2025
b,g
196,905
Boston Properties, LP
131,000 2.550%,  4/1/2032 130,814
BPCE SA
163,000 3.000%,  5/22/2022
g
165,792
152,000 2.375%,  1/14/2025
g
156,943
Brixmor Operating Partnership, LP
262,000 2.250%,  4/1/2028 264,233
Canadian Imperial Bank of
Commerce
152,000 2.250%,  1/28/2025 157,891
CANPACK SA
500,000 3.125%,  11/1/2025
g
508,125
Capital One Bank USA NA
245,000 3.375%,  2/15/2023 254,820
228,000 2.280%,  1/28/2026
b
236,254
Capital One Financial Corporation
140,000 3.950%,  9/1/2026
b,i
144,200
Cascades USA, Inc.
285,000 5.125%,  1/15/2026
g
302,974
Charles Schwab Corporation
537,000 5.375%,  6/1/2025
b,i
596,741
600,000 4.000%,  6/1/2026
b,i
625,500
196,000 2.000%,  3/20/2028 200,047
Chobani, LLC
560,000 4.625%,  11/15/2028
g
578,200
CIT Group, Inc.
260,000 5.250%,  3/7/2025 289,575
266,000 6.125%,  3/9/2028 321,559
Citigroup, Inc.
142,000 2.750%,  4/25/2022 143,709
640,000 5.950%,  1/30/2023
b,i
667,200
374,000 5.000%,  9/12/2024
b,i
390,634
180,000 3.352%,  4/24/2025
b
191,187
107,000 5.950%,  5/15/2025
b,i
116,764
365,000 5.500%,  9/13/2025 421,193
315,000 4.000%,  12/10/2025
b,i
326,403
785,000 3.875%,  2/18/2026
b,i
801,681
451,000 1.122%,  1/28/2027
b
444,701
263,000 1.462%,  6/9/2027
b
261,450
522,000 4.075%,  4/23/2029
b
584,997

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Financials (6.8%) - continued
Citizens Financial Group, Inc.
$ 275,000 4.000%,  10/6/2026
b,i
$ 281,531
CNA Financial Corporation
190,000 3.950%,  5/15/2024 204,193
Coinbase Global, Inc.
102,000 3.625%,  10/1/2031
g
96,964
Comerica, Inc.
160,000 5.625%,  7/1/2025
b,i
176,200
Commonwealth Bank of Australia
156,000 2.688%,  3/11/2031
g
155,510
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
282,000 3.950%,  11/9/2022 292,725
Cooperatieve Rabobank UA
149,000 1.339%,  6/24/2026
b,g
148,831
Corporate Office Properties, LP
265,000 2.250%,  3/15/2026 271,495
Credit Acceptance Corporation
470,000 5.125%,  12/31/2024
g
484,100
Credit Agricole SA
270,000 8.125%,  12/23/2025
b,g,i
326,025
131,000 3.250%,  1/14/2030
g
137,433
Credit Suisse Group AG
213,000 6.500%,  8/8/2023
g
233,086
150,000 7.500%,  12/11/2023
b,g,i
163,875
157,000 2.593%,  9/11/2025
b,g
162,753
130,000 7.250%,  9/12/2025
b,g,i
144,098
135,000 2.193%,  6/5/2026
b,g
137,534
128,000 3.869%,  1/12/2029
b,g
139,704
Dai-ichi Life Insurance Company,
Ltd.
953,000 5.100%,  10/28/2024
b,g,i,k
1,043,535
Danske Bank AS
250,000 5.000%,  1/12/2023
b,g
252,901
Deutsche Bank AG
444,000 2.129%,  11/24/2026
b
451,001
132,000 3.035%,  5/28/2032
b
133,928
Discover Bank
260,000 4.682%,  8/9/2028
b
276,585
Diversified Healthcare Trust
310,000 4.375%,  3/1/2031 299,844
Drawbridge Special Opportunities
Fund, LP
540,000 3.875%,  2/15/2026
g
554,847
Fidelity National Financial, Inc.
235,000 5.500%,  9/1/2022 245,898
Fifth Third Bancorp
320,000 4.500%,  9/30/2025
b,i
347,680
Fifth Third Bank NA
129,000 3.850%,  3/15/2026 142,138
First Horizon Bank
198,000 5.750%,  5/1/2030 241,883
First Horizon National Corporation
179,000 3.550%,  5/26/2023 186,778
FNB Corporation
305,000 2.200%,  2/24/2023 309,479
Fortress Transportation and
Infrastructure Investors, LLC
260,000 6.500%,  10/1/2025
g
267,639
185,000 5.500%,  5/1/2028
g
186,244
FS KKR Capital Corporation
132,000 3.400%,  1/15/2026 137,924
132,000 2.625%,  1/15/2027 132,322
Principal
Amount Long-Term Fixed Income (54.0%) Value
Financials (6.8%) - continued
FTI Consulting, Inc., Convertible
$ 422,000 2.000%,  8/15/2023 $ 590,378
GE Capital Funding, LLC
200,000 3.450%,  5/15/2025 215,710
66,000 4.050%,  5/15/2027 74,101
131,000 4.400%,  5/15/2030 151,792
Global Net Lease, Inc.
520,000 3.750%,  12/15/2027
g
516,332
Goldman Sachs Group, Inc.
298,000 0.627%,  11/17/2023
b
298,122
825,000 5.500%,  8/10/2024
b,i
891,000
148,000 3.500%,  4/1/2025 159,115
223,000 4.250%,  10/21/2025 246,957
222,000 0.855%,  2/12/2026
b
219,862
150,000 3.800%,  5/10/2026
b,i
153,562
390,000 3.650%,  8/10/2026
b,i
390,487
261,000 3.814%,  4/23/2029
b
288,841
131,000 3.800%,  3/15/2030 145,830
131,000 2.615%,  4/22/2032
b
132,584
132,000 2.383%,  7/21/2032
b
130,696
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.,
Convertible
202,000 4.125%,  9/1/2022 396,375
Hartford Financial Services Group,
Inc.
130,000 2.800%,  8/19/2029 135,848
HCRX Investments Holdco, LP
145,000 4.500%,  8/1/2029
g
145,725
HSBC Holdings plc
143,000 3.803%,  3/11/2025
b
152,527
150,000 6.375%,  3/30/2025
b,i
163,713
187,000 2.633%,  11/7/2025
b
195,053
178,000 1.589%,  5/24/2027
b
176,801
332,000 6.500%,  3/23/2028
b,i
373,985
365,000 4.583%,  6/19/2029
b
414,407
470,000 4.600%,  12/17/2030
b,i
469,859
159,000 2.804%,  5/24/2032
b
161,141
Huntington Bancshares, Inc.
480,000 4.450%,  10/15/2027
b,i
516,720
Icahn Enterprises, LP
365,000 6.375%,  12/15/2025 374,490
300,000 6.250%,  5/15/2026 313,500
165,000 5.250%,  5/15/2027 171,188
ING Groep NV
258,000 1.726%,  4/1/2027
b
259,462
Intercontinental Exchange, Inc.
149,000 0.700%,  6/15/2023 149,591
Invitation Homes Operating
Partnership, LP
197,000 2.000%,  8/15/2031 189,194
Iron Mountain, Inc.
1,075,000 4.875%,  9/15/2027
g
1,116,044
iStar, Inc.
465,000 4.250%,  8/1/2025 483,009
iStar, Inc., Convertible
335,000 3.125%,  9/15/2022 608,862
J.P. Morgan Chase & Company
330,000 5.150%,  5/1/2023
b,i
339,488
320,000 6.000%,  8/1/2023
b,i
337,600
320,000 6.750%,  2/1/2024
b,i
351,200
122,000 1.514%,  6/1/2024
b
124,031
454,000 5.000%,  8/1/2024
b,i
473,863
325,000 3.875%,  9/10/2024 353,366

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Financials (6.8%) - continued
$ 378,000 4.023%,  12/5/2024
b
$ 404,868
210,000 4.600%,  2/1/2025
b,i
214,725
149,000 2.083%,  4/22/2026
b
153,256
570,000 3.650%,  6/1/2026
b,i
572,850
371,000 1.045%,  11/19/2026
b
365,373
261,000 1.578%,  4/22/2027
b
261,529
392,000 4.005%,  4/23/2029
b
438,035
133,000 2.069%,  6/1/2029
b
133,300
523,000 4.493%,  3/24/2031
b
610,276
Jefferies Finance, LLC
430,000 5.000%,  8/15/2028
g
435,913
KeyBank NA
196,000 3.900%,  4/13/2029 218,799
Kilroy Realty, LP
265,000 4.375%,  10/1/2025 294,737
KKR Real Estate Finance Trust,
Inc., Convertible
139,000 6.125%,  5/15/2023 147,499
Life Storage, LP
135,000 2.400%,  10/15/2031
d
133,691
Lincoln National Corporation
300,000
2.482%,  (LIBOR 3M +
2.358%), 11/17/2021
b
273,900
130,000 3.800%,  3/1/2028 144,726
Lloyds Banking Group plc
300,000 3.900%,  3/12/2024 322,534
120,000 7.500%,  6/27/2024
b,i
134,250
260,000 1.627%,  5/11/2027
b
259,781
247,000 6.657%,  5/21/2037
b,g,i
358,150
LPL Holdings, Inc.
310,000 4.000%,  3/15/2029
g
318,417
M&T Bank Corporation
240,000 3.500%,  9/1/2026
b,i
238,200
Macquarie Group, Ltd.
264,000 1.629%,  9/23/2027
b,g
262,712
MetLife, Inc.
320,000 3.850%,  9/15/2025
b,i
334,400
640,000 5.875%,  3/15/2028
b,i,k
752,492
MGM Growth Properties Operating
Partnership, LP
530,000 4.625%,  6/15/2025
g
571,075
Mid-America Apartments, LP
261,000 4.200%,  6/15/2028 298,565
Mitsubishi UFJ Financial Group,
Inc.
160,000 3.407%,  3/7/2024 170,343
179,000 1.412%,  7/17/2025 180,036
260,000 1.538%,  7/20/2027
b
259,746
196,000 3.741%,  3/7/2029 218,496
Mizuho Financial Group, Inc.
200,000 1.554%,  7/9/2027
b
199,561
278,000 2.564%,  9/13/2031 274,081
Morgan Stanley
110,000 4.875%,  11/1/2022 115,234
311,000 4.100%,  5/22/2023 328,356
149,000 0.560%,  11/10/2023
b
149,192
160,000 2.720%,  7/22/2025
b
167,652
104,000 5.000%,  11/24/2025 118,886
302,000 2.188%,  4/28/2026
b
311,816
148,000 0.985%,  12/10/2026
b
145,372
260,000 1.593%,  5/4/2027
b
260,774
262,000 1.512%,  7/20/2027
b
260,754
392,000 3.622%,  4/1/2031
b
432,049
Principal
Amount Long-Term Fixed Income (54.0%) Value
Financials (6.8%) - continued
MPT Operating Partnership, LP
$ 320,000 5.250%,  8/1/2026 $ 329,200
140,000 4.625%,  8/1/2029 150,220
National Retail Properties, Inc.
131,000 2.500%,  4/15/2030 132,753
Natwest Group plc
163,000 6.125%,  12/15/2022 173,407
26,000 6.100%,  6/10/2023 28,222
131,000 4.892%,  5/18/2029
b
152,537
250,000 4.600%,  6/28/2031
b,i
251,200
Navient Corporation
250,000 5.500%,  1/25/2023 261,250
125,000 5.000%,  3/15/2027 128,750
125,000 4.875%,  3/15/2028 126,016
NFP Corporation
160,000 6.875%,  8/15/2028
g
163,368
Nippon Life Insurance Company
640,000 5.100%,  10/16/2044
b,g
703,200
480,000 3.400%,  1/23/2050
b,g
496,200
Nomura Holdings, Inc.
200,000 2.172%,  7/14/2028 198,168
Omega Healthcare Investors, Inc.
127,000 4.750%,  1/15/2028 142,767
130,000 3.375%,  2/1/2031 132,363
OneMain Finance Corporation
185,000 3.500%,  1/15/2027 185,083
Owl Rock Capital Corporation
132,000 4.250%,  1/15/2026 141,676
Owl Rock Technology Finance
Corporation
68,000 4.750%,  12/15/2025
g
74,334
196,000 3.750%,  6/17/2026
g
206,916
Park Intermediate Holdings, LLC
135,000 4.875%,  5/15/2029
g
138,945
PayPal Holdings, Inc.
193,000 1.650%,  6/1/2025 197,777
129,000 2.850%,  10/1/2029 137,695
PennyMac Financial Services, Inc.
320,000 4.250%,  2/15/2029
g
304,664
Pine Street Trust I
130,000 4.572%,  2/15/2029
g
147,573
Playtika Holding Corporation
245,000 4.250%,  3/15/2029
g
245,782
PNC Bank NA
130,000 2.700%,  10/22/2029 136,322
PNC Financial Services Group,
Inc.
250,000 3.400%,  9/15/2026
b,i
249,375
Principal Life Global Funding II
197,000 1.250%,  8/16/2026
g
195,778
Provident Financing Trust I
155,000 7.405%,  3/15/2038 191,124
Prudential Financial, Inc.
332,000 5.625%,  6/15/2043
b
353,357
786,000 5.200%,  3/15/2044
b
840,911
160,000 3.700%,  10/1/2050
b
166,751
Quicken Loans, LLC
310,000 3.625%,  3/1/2029
g
313,488
Radian Group, Inc.
250,000 4.875%,  3/15/2027 272,468
Regions Financial Corporation
320,000 5.750%,  6/15/2025
b,i
356,896

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Financials (6.8%) - continued
Reinsurance Group of America,
Inc.
$ 212,000 4.700%,  9/15/2023 $ 227,966
Royal Bank of Scotland Group plc
182,000 4.269%,  3/22/2025
b
196,403
197,000 3.754%,  11/1/2029
b
210,237
Santander Holdings USA, Inc.
261,000 3.450%,  6/2/2025 279,466
Santander UK Group Holdings plc
262,000 1.673%,  6/14/2027
b
260,884
196,000 3.823%,  11/3/2028
b
214,407
Service Properties Trust
170,000 4.750%,  10/1/2026 168,300
300,000 4.950%,  2/15/2027 299,250
260,000 5.500%,  12/15/2027 277,085
Simon Property Group, LP
206,000 2.000%,  9/13/2024 213,223
264,000 2.650%,  7/15/2030 272,126
Societe Generale SA
188,000 2.625%,  10/16/2024
g
195,600
320,000 8.000%,  9/29/2025
b,g,i
374,682
177,000 1.488%,  12/14/2026
b,g
175,026
Spirit Realty, LP
299,000 2.100%,  3/15/2028 297,446
Springleaf Finance Corporation
820,000 6.875%,  3/15/2025 921,475
Standard Chartered plc
223,000 1.319%,  10/14/2023
b,g
224,404
177,000 0.991%,  1/12/2025
b,g
176,384
230,000 6.000%,  7/26/2025
b,g,i,k
252,289
Starwood Property Trust, Inc.,
Convertible
270,000 4.375%,  4/1/2023 283,030
State Street Corporation
157,000 2.354%,  11/1/2025
b
164,081
Sumitomo Life Insurance Company
600,000 3.375%,  4/15/2081
b,g,k
622,878
Sumitomo Mitsui Financial Group,
Inc.
141,000 2.784%,  7/12/2022 143,749
188,000 2.448%,  9/27/2024 196,518
196,000 3.544%,  1/17/2028 214,507
196,000 2.142%,  9/23/2030 189,453
Sumitomo Mitsui Trust Bank, Ltd.
149,000 1.050%,  9/12/2025
g
147,672
Summit Hotel Properties, Inc.,
Convertible
235,000 1.500%,  2/15/2026 246,816
SVB Financial Group
420,000 4.000%,  5/15/2026
b,i
430,500
Synchrony Financial
160,000 4.250%,  8/15/2024 172,897
260,000 3.700%,  8/4/2026 282,127
Truist Bank
134,000 2.250%,  3/11/2030 134,712
Truist Financial Corporation
370,000 4.950%,  9/1/2025
b,i
404,158
132,000 1.887%,  6/7/2029
b
131,871
UBS AG
235,000 5.125%,  5/15/2024 256,770
UBS Group AG
156,000 1.364%,  1/30/2027
b,g
154,546
Principal
Amount Long-Term Fixed Income (54.0%) Value
Financials (6.8%) - continued
UDR, Inc.
$ 267,000 3.000%,  8/15/2031 $ 279,405
United Wholesale Mortgage, LLC
385,000 5.500%,  4/15/2029
g
373,798
USB Realty Corporation
664,000
1.273%,  (LIBOR 3M +
1.147%), 1/15/2022
b,g,i
562,711
Ventas Realty, LP
163,000 3.750%,  5/1/2024 173,416
VEREIT Operating Partnership, LP
132,000 4.875%,  6/1/2026 151,213
196,000 3.950%,  8/15/2027 219,703
VICI Properties, LP
240,000 4.250%,  12/1/2026
g
250,639
140,000 3.750%,  2/15/2027
g
144,900
240,000 4.625%,  12/1/2029
g
258,000
Wells Fargo & Company
325,000 4.125%,  8/15/2023 346,120
130,000 1.654%,  6/2/2024
b
132,541
311,000 2.406%,  10/30/2025
b
323,900
490,000 3.900%,  3/15/2026
b,i
505,313
226,000 2.188%,  4/30/2026
b
233,263
307,000
0.626%,  (LIBOR 3M +
0.500%), 1/15/2027
b
298,214
560,000
1.126%,  (LIBOR 3M +
1.000%), 4/15/2027
b
550,969
261,000 3.584%,  5/22/2028
b
285,761
261,000 4.478%,  4/4/2031
b
303,879
Welltower, Inc.
132,000 2.050%,  1/15/2029 131,134
196,000 2.800%,  6/1/2031 201,904
Westpac Banking Corporation
196,000 4.110%,  7/24/2034
b
212,953
Willis North America, Inc.
261,000 4.500%,  9/15/2028 298,944
Total 83,708,393
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
178,000 2.150%,  5/13/2025
g
182,117
Total 182,117
Mortgage-Backed Securities (18.6%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
59,000,000 2.000%,  11/1/2036
d
60,682,422
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
33,000,000 2.000%,  11/1/2051
d
33,029,648
71,500,000 2.500%,  11/1/2051
d
73,580,762
1,800,000 3.000%,  11/1/2047
d
1,881,113
800,000 3.000%,  10/1/2049
d
837,094
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
10,825,000 2.500%,  10/1/2051
d
11,174,698
45,525,000 2.500%,  11/1/2051
d
46,913,868
Total 228,099,605

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Technology (1.7%)
Akamai Technologies, Inc.,
Convertible
$ 217,000 0.125%,  5/1/2025 $ 263,390
716,000 0.375%,  9/1/2027 781,727
Analog Devices, Inc.
68,000 2.100%,  10/1/2031
d
68,145
Apple, Inc.
392,000 2.200%,  9/11/2029 403,631
Baidu, Inc.
184,000 3.075%,  4/7/2025 193,004
Black Knight InfoServ, LLC
458,000 3.625%,  9/1/2028
g
460,290
Broadcom Corporation
261,000 3.125%,  1/15/2025 276,474
196,000 3.875%,  1/15/2027 215,388
Broadcom, Inc.
260,000 5.000%,  4/15/2030 303,618
CommScope Technologies
Finance, LLC
531,000 6.000%,  6/15/2025
g
537,637
CommScope, Inc.
270,000 7.125%,  7/1/2028
g
275,527
Dell International, LLC
280,000 5.450%,  6/15/2023 300,309
196,000 5.850%,  7/15/2025 228,028
196,000 5.300%,  10/1/2029 236,928
Fiserv, Inc.
207,000 2.750%,  7/1/2024 217,988
261,000 4.200%,  10/1/2028 297,089
Gartner, Inc.
245,000 3.625%,  6/15/2029
g
246,862
415,000 3.750%,  10/1/2030
g
427,118
Global Payments, Inc.
82,000 2.650%,  2/15/2025 85,707
131,000 3.200%,  8/15/2029 138,480
Hewlett Packard Enterprise
Company
163,000 2.250%,  4/1/2023 167,012
InterDigital, Inc., Convertible
126,000 2.000%,  6/1/2024 135,844
Intuit, Inc.
149,000 0.950%,  7/15/2025 148,828
Iron Mountain, Inc.
380,000 4.500%,  2/15/2031
g
385,434
j2 Global, Inc., Convertible
551,000 1.750%,  11/1/2026
g
689,589
Jabil, Inc.
130,000 1.700%,  4/15/2026 130,682
Lumentum Holdings, Inc.,
Convertible
447,000 0.250%,  3/15/2024 655,972
Marvell Technology, Inc.
142,000 4.200%,  6/22/2023
g
149,944
132,000 2.950%,  4/15/2031
g
135,683
Microchip Technology, Inc.,
Convertible
205,000 1.625%,  2/15/2027 468,112
Micron Technology, Inc.
249,000 4.975%,  2/6/2026 284,727
MSCI, Inc.
360,000 4.000%,  11/15/2029
g
381,132
NCR Corporation
720,000 6.125%,  9/1/2029
g
781,200
Principal
Amount Long-Term Fixed Income (54.0%) Value
Technology (1.7%) - continued
NortonLifeLock, Inc., Convertible
$ 526,000 2.000%,  8/15/2022
g
$ 671,702
Nuance Communications, Inc.,
Convertible
281,000 1.250%,  4/1/2025 788,424
NVIDIA Corporation
65,000 2.850%,  4/1/2030 69,654
NXP Funding, LLC
122,000 4.875%,  3/1/2024
g
133,068
72,000 2.700%,  5/1/2025
g
75,200
131,000 4.300%,  6/18/2029
g
148,477
Open Text Corporation
420,000 4.125%,  2/15/2030
g
431,550
Oracle Corporation
326,000 2.500%,  4/1/2025 341,036
327,000 2.950%,  4/1/2030 342,544
Panasonic Corporation
241,000 2.536%,  7/19/2022
g
244,523
PTC, Inc.
210,000 3.625%,  2/15/2025
g
213,150
215,000 4.000%,  2/15/2028
g
220,644
Qorvo, Inc.
330,000 3.375%,  4/1/2031
g
347,952
Rackspace Technology Global,
Inc.
365,000 5.375%,  12/1/2028
g,k
358,612
Salesforce.com, Inc.
133,000 1.950%,  7/15/2031 132,369
Seagate HDD Cayman
156,000 4.250%,  3/1/2022 157,365
661,000 3.125%,  7/15/2029
g
639,253
480,000 3.375%,  7/15/2031
g
468,000
Sensata Technologies, Inc.
615,000 3.750%,  2/15/2031
g
619,207
Shift4 Payments, LLC
140,000 4.625%,  11/1/2026
g
146,125
SS&C Technologies, Inc.
830,000 5.500%,  9/30/2027
g
876,424
Switch, Ltd.
410,000 3.750%,  9/15/2028
g
416,150
Tencent Holdings, Ltd.
157,000 2.880%,  4/22/2031
g
160,245
Teradyne, Inc., Convertible
91,000 1.250%,  12/15/2023 314,405
Texas Instruments, Inc.
213,000 1.375%,  3/12/2025 216,756
Verint Systems, Inc., Convertible
188,000 0.250%,  4/15/2026
g
181,610
Viavi Solutions, Inc.
306,000 3.750%,  10/1/2029
g
306,673
Vishay Intertechnology, Inc.,
Convertible
383,000 2.250%,  6/15/2025 394,415
VMware, Inc.
262,000 1.400%,  8/15/2026 260,821
92,000 2.200%,  8/15/2031 89,955
Total 20,237,808
Transportation (0.6%)
AerCap Holdings NV
300,000 5.875%,  10/10/2079
b
313,047
Air Canada
90,000 3.875%,  8/15/2026
g
90,814

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Transportation (0.6%) - continued
Air Lease Corporation
$ 152,000 2.300%,  2/1/2025 $ 156,127
131,000 3.125%,  12/1/2030 134,204
Air Transport Services Group, Inc.,
Convertible
238,000 1.125%,  10/15/2024 256,228
American Airlines, Inc.
360,000 11.750%,  7/15/2025
g
445,500
750,000 5.500%,  4/20/2026
g
788,437
90,000 5.750%,  4/20/2029
g
96,975
Avis Budget Car Rental, LLC
320,000 5.375%,  3/1/2029
g,k
338,208
CSX Corporation
131,000 4.250%,  3/15/2029 150,590
Delta Air Lines, Inc.
214,000 7.000%,  5/1/2025
g
249,577
297,635 4.500%,  10/20/2025
g
318,469
264,000 4.750%,  10/20/2028
g
294,360
Greenbrier Companies, Inc.,
Convertible
188,000 2.875%,  4/15/2028
g
196,178
J.B. Hunt Transport Services, Inc.
95,000 3.300%,  8/15/2022 96,854
JetBlue Airways Corporation,
Convertible
495,000 0.500%,  4/1/2026
g
485,023
Meritor, Inc., Convertible
403,000 3.250%,  10/15/2037 422,550
Mileage Plus Holdings, LLC
335,000 6.500%,  6/20/2027
g
364,286
Penske Truck Leasing Company,
LP
148,000 1.200%,  11/15/2025
g
146,284
128,000 1.700%,  6/15/2026
g
128,701
Southwest Airlines Company
133,000 5.125%,  6/15/2027 155,540
130,000 2.625%,  2/10/2030 131,867
Southwest Airlines Company,
Convertible
653,000 1.250%,  5/1/2025 975,419
Union Pacific Corporation
165,000 3.750%,  7/15/2025 180,777
131,000 2.150%,  2/5/2027 135,698
United Airlines Pass Through Trust
90,000 3.700%,  12/1/2022 92,366
United Airlines, Inc.
410,000 4.375%,  4/15/2026
g
420,763
410,000 4.625%,  4/15/2029
g
423,715
Total 7,988,557
U.S. Government & Agencies (2.3%)
U.S. Treasury Bonds
1,290,000 1.125%,  2/15/2031 1,249,486
U.S. Treasury Notes
4,330,000 0.125%,  2/28/2023 4,326,786
3,190,000 0.125%,  4/30/2023 3,185,763
5,100,000 0.125%,  2/15/2024 5,070,715
5,550,000 0.500%,  3/31/2025 5,519,215
4,390,000 0.500%,  2/28/2026 4,315,919
1,780,000 0.500%,  4/30/2027 1,722,289
2,410,000 1.125%,  2/29/2028 2,394,843
Total 27,785,016
Principal
Amount Long-Term Fixed Income (54.0%) Value
Utilities (1.1%)
AES Corporation
$ 210,000 3.950%,  7/15/2030
g
$ 230,920
Ameren Corporation
132,000 1.750%,  3/15/2028 129,365
American Electric Power
Company, Inc.
131,000 2.300%,  3/1/2030 130,525
Berkshire Hathaway Energy
Company
181,000 4.050%,  4/15/2025 199,030
Calpine Corporation
590,000 4.500%,  2/15/2028
g
601,800
CenterPoint Energy, Inc.
164,000 2.500%,  9/1/2024 171,484
198,000 1.450%,  6/1/2026 198,056
197,000 2.650%,  6/1/2031 201,163
Dominion Energy, Inc.
163,000 3.071%,  8/15/2024 172,292
495,000 4.650%,  12/15/2024
b,i
530,293
130,000 3.375%,  4/1/2030 140,821
Duke Energy Corporation
240,000 3.250%,  1/15/2082
b
238,890
150,000 4.875%,  9/16/2024
b,i
160,312
260,000 3.150%,  8/15/2027 280,015
131,000 2.450%,  6/1/2030 132,391
Edison International
157,000 4.950%,  4/15/2025 172,866
Enel Finance International NV
260,000 1.375%,  7/12/2026
g
258,522
Energy Transfer, LP
290,000 6.500%,  11/15/2026
b,i
301,997
Entergy Corporation
149,000 0.900%,  9/15/2025 146,512
130,000 1.900%,  6/15/2028 128,632
Evergy, Inc.
162,000 2.450%,  9/15/2024 169,365
Exelon Corporation
130,000 4.050%,  4/15/2030 147,333
FirstEnergy Corporation
214,000 3.350%,  7/15/2022 216,536
Georgia Power Company
94,000 2.100%,  7/30/2023 96,783
Jersey Central Power & Light
Company
66,000 2.750%,  3/1/2032
g
67,611
NextEra Energy Capital Holdings,
Inc.
130,000 2.250%,  6/1/2030 130,742
NextEra Energy Operating
Partners, LP
550,000 3.875%,  10/15/2026
g
584,788
NextEra Energy Partners, LP,
Convertible
645,000 Zero Coupon,  11/15/2025
g
683,700
NiSource, Inc.
300,000 5.650%,  6/15/2023
b,i
316,500
130,000 2.950%,  9/1/2029 135,852
NRG Energy, Inc.
148,000 2.000%,  12/2/2025
g
150,464
580,000 3.375%,  2/15/2029
g
572,419
185,000 5.250%,  6/15/2029
g
196,794
NRG Energy, Inc., Convertible
351,000 2.750%,  6/1/2048 411,723

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.0%) Value
Utilities (1.1%) - continued
Pacific Gas and Electric Company
$ 196,000 3.750%,  2/15/2024 $ 204,454
196,000 2.100%,  8/1/2027 191,278
PG&E Corporation
165,000 5.000%,  7/1/2028 168,094
Public Service Enterprise Group,
Inc.
131,000 1.600%,  8/15/2030 123,954
Sempra Energy
320,000 4.875%,  10/15/2025
b,i
347,200
196,000 3.400%,  2/1/2028 211,386
Southern Company
469,000 4.000%,  1/15/2051
b
495,766
432,000 3.750%,  9/15/2051
b
440,122
Suburban Propane Partners, LP
500,000 5.875%,  3/1/2027 521,250
Talen Energy Supply, LLC
270,000 7.625%,  6/1/2028
g
253,125
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
g
558,350
TransCanada Trust
600,000 5.875%,  8/15/2076
b
672,000
Vistra Operations Company, LLC
500,000 5.000%,  7/31/2027
g
516,250
Xcel Energy, Inc.
131,000 4.000%,  6/15/2028 147,049
Total 13,256,774
Total Long-Term Fixed Income
(cost $649,300,385) 660,094,987
Shares Common Stock ( 17.3% ) Value
Communications Services (1.5%)
1,783 Alphabet, Inc., Class A
l
4,766,886
541 Alphabet, Inc., Class C
l
1,441,933
16,444 AT&T, Inc. 444,152
101 Cable One, Inc. 183,126
2,667 Charter Communications, Inc.
l
1,940,403
19,977 Comcast Corporation 1,117,314
10,326 Discovery, Inc., Class A
k,l
262,074
8,525 DISH Network Corporation
l
370,496
2,823 Electronic Arts, Inc. 401,572
8,008 Facebook, Inc.
l
2,717,835
7,370 Live Nation Entertainment, Inc.
l
671,628
1,809 Match Group, Inc.
l
283,995
496 Omnicom Group, Inc. 35,940
19,728 QuinStreet, Inc.
l
346,424
21,540 Twitter, Inc.
l
1,300,801
24,692 Verizon Communications, Inc. 1,333,615
1,723 ViacomCBS, Inc. 68,076
173 Walt Disney Company
l
29,266
4,897 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
l
74,679
3,166 Zillow Group, Inc.
l
280,444
Total 18,070,659
Consumer Discretionary (1.9%)
1,352 Amazon.com, Inc.
l
4,441,374
10,638 Aptiv plc
l
1,584,743
300 AutoZone, Inc.
l
509,397
979 Big Lots, Inc. 42,450
1,913 Bloomin' Brands, Inc.
l
47,825
205 Booking Holdings, Inc.
l
486,643
Shares Common Stock (17.3%) Value
Consumer Discretionary (1.9%) - continued
4,011 Caesars Entertainment, Inc.
l
$ 450,355
1,447 Carvana Company
l
436,328
6,608 Cedar Fair, LP
l
306,479
722 Chipotle Mexican Grill, Inc.
l
1,312,249
319 Cimpress plc
l
27,699
6,576 Clarus Corporation 168,543
11,958 Cooper-Standard Holdings, Inc.
l
262,000
1,714 Crocs, Inc.
l
245,925
4,155 D.R. Horton, Inc. 348,895
973 Emerald Holding, Inc.
l
4,223
20,567 Everi Holdings, Inc.
l
497,310
2,427 Expedia Group, Inc.
l
397,785
12,476 Ford Motor Company
l
176,660
389 Garmin, Ltd. 60,474
9,300 Harley-Davidson, Inc. 340,473
2,802 Home Depot, Inc. 919,785
320 Jack in the Box, Inc. 31,146
2,358 Kohl's Corporation 111,038
8,867 Leggett & Platt, Inc. 397,596
15,185 Libbey, Inc.
l
56,944
5,961 Lowe's Companies, Inc. 1,209,249
1,826 Lululemon Athletica, Inc.
l
738,982
1,814 McDonald's Corporation 437,374
6,333 Miller Industries, Inc. 215,575
1,166 Mohawk Industries, Inc.
l
206,848
2,724 NIKE, Inc. 395,607
192 NVR, Inc.
l
920,463
3,682 Penn National Gaming, Inc.
l
266,798
9,010 Qurate Retail, Inc. 91,812
997 Revolve Group, Inc.
l
61,585
577 RH
l
384,807
2,945 Ross Stores, Inc. 320,563
3,724 Sleep Number Corporation
l
348,120
6,249 Sony Group Corporation ADR 691,014
8,549 Stoneridge, Inc.
l
174,314
446 Target Corporation 102,031
163 Taylor Morrison Home Corporation
l
4,202
2,232 Tesla, Inc.
l
1,730,871
17,242 ThredUp, Inc.
l
373,979
13,189 Under Armour, Inc., Class C
l
231,071
374 Wayfair, Inc.
k,l
95,561
1,083 Yum! Brands, Inc. 132,462
6,134 Zumiez, Inc.
l
243,888
Total 23,041,515
Consumer Staples (0.6%)
1,101 Altria Group, Inc. 50,118
6,848 BJ's Wholesale Club Holdings,
Inc.
l
376,092
5,682 Bunge, Ltd. 462,060
3,226 Colgate-Palmolive Company 243,821
1,524 Costco Wholesale Corporation 684,809
11,341 Hain Celestial Group, Inc.
l
485,168
2,095 John B. Sanfilippo & Son, Inc. 171,203
1,745 Kimberly-Clark Corporation 231,108
11,113 Lamb Weston Holdings, Inc. 682,005
4,226 Monster Beverage Corporation
l
375,396
324 PepsiCo, Inc. 48,733
17,239 Philip Morris International, Inc. 1,634,085
25,621 Primo Water Corporation 402,762
2,853 Procter & Gamble Company 398,849
3,936 Sysco Corporation 308,976
8,074 Turning Point Brands, Inc. 385,533

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (17.3%) Value
Consumer Staples (0.6%) - continued
8,168 Wal-Mart Stores, Inc. $ 1,138,456
Total 8,079,174
Energy (0.6%)
17,214 APA Corporation 368,896
13,761 BP plc ADR 376,088
5,243 Cheniere Energy, Inc.
l
512,084
1,166 Chevron Corporation 118,291
8,079 ConocoPhillips 547,514
34,916 Devon Energy Corporation 1,239,867
23 Diamondback Energy, Inc. 2,177
17,684 Enterprise Products Partners, LP 382,682
3,141 EOG Resources, Inc. 252,128
3,787 EQT Corporation
l
77,482
4,227 Exxon Mobil Corporation 248,632
9,119 Halliburton Company 197,153
14,153 Helmerich & Payne, Inc. 387,934
5,850 Kinder Morgan, Inc. 97,870
9,351 Marathon Oil Corporation 127,828
5,116 Marathon Petroleum Corporation 316,220
1,400 MPLX, LP 39,858
1,359 Nine Energy Service, Inc.
l
2,487
7,037 Pioneer Natural Resources
Company 1,171,731
20,538 Southwestern Energy Company
l
113,780
1,530 TC Energy Corporation 73,578
3,903 Valero Energy Corporation 275,435
2,400 Williams Companies, Inc. 62,256
Total 6,991,971
Financials (2.7%)
8,139 Air Lease Corporation 320,188
13,117 Ally Financial, Inc. 669,623
3,726 American Express Company 624,217
13,507 Arch Capital Group, Ltd.
l
515,697
5,120 Ares Capital Corporation 104,090
16,351 Assured Guaranty, Ltd. 765,390
50,160 Bank of America Corporation 2,129,292
171 Bank of Marin Bancorp 6,455
6,919 Bank of N.T. Butterfield & Son, Ltd. 245,694
2,004 Berkshire Hathaway, Inc.
l
546,972
15,500 BlackRock TCP Capital
Corporation 210,335
920 BlackRock, Inc. 771,567
8,028 Blackstone Mortgage Trust, Inc. 243,409
16,006 Bridgewater Bancshares, Inc.
l
280,265
13,003 Byline Bancorp, Inc. 319,354
2,820 Capital One Financial Corporation 456,755
621 Cboe Global Markets, Inc. 76,917
525 Central Pacific Financial
Corporation 13,482
20,326 Charles Schwab Corporation 1,480,546
3,479 Chubb, Ltd. 603,537
9,398 Citigroup, Inc. 659,552
4,633 Citizens Financial Group, Inc. 217,658
2,105 CME Group, Inc. 407,065
10,649 Columbia Banking System, Inc. 404,555
5,955 Comerica, Inc. 479,377
1,043 Community Trust Bancorp, Inc. 43,910
1,417 Customers Bancorp, Inc.
l
60,959
254 Dime Community Bancshares, Inc. 8,296
2,885 Discover Financial Services 354,422
1,841 Ellington Residential Mortgage
REIT 20,546
Shares Common Stock (17.3%) Value
Financials (2.7%) - continued
7,121 Enterprise Financial Services
Corporation $ 322,439
24,956 Equitable Holdings, Inc. 739,696
768 Essent Group, Ltd. 33,800
761 Evercore, Inc. 101,723
359 Financial Institutions, Inc. 11,003
1,154 First Bancorp 15,175
1,172 First Busey Corporation 28,866
231 First Mid-Illinois Bancshares, Inc. 9,485
2,441 First Republic Bank 470,820
243 Flushing Financial Corporation 5,492
9,652 FS KKR Capital Corporation 212,730
857 Fulton Financial Corporation 13,095
3,938 Glacier Bancorp, Inc. 217,968
13,674 Golub Capital BDC, Inc. 216,186
1,190 Great Southern Bancorp, Inc. 65,224
1,242 Hancock Whitney Corporation 58,523
1,137 Hanmi Financial Corporation 22,808
590 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 31,553
12,441 Heartland Financial USA, Inc. 598,163
597 HomeStreet, Inc. 24,567
860 Hometrust Bancshares, Inc. 24,063
10,356 Hope Bancorp, Inc. 149,541
2,401 Houlihan Lokey, Inc. 221,132
418 Independent Bank Corporation 8,979
11,095 J.P. Morgan Chase & Company 1,816,141
2,803 Kinsale Capital Group, Inc. 453,245
16,746 KKR & Company, Inc. 1,019,496
2,728 Marsh & McLennan Companies,
Inc. 413,101
2,569 MidWestOne Financial Group, Inc. 77,481
1,243 Moody's Corporation 441,402
10,566 Morgan Stanley 1,028,177
439 OceanFirst Financial Corporation 9,399
257 Peapack-Gladstone Financial
Corporation 8,574
2,591 Primerica, Inc. 398,055
13,312 Radian Group, Inc. 302,449
7,580 Raymond James Financial, Inc. 699,482
590 Reinsurance Group of America,
Inc. 65,643
3,266 S&P Global, Inc. 1,387,691
9,286 Seacoast Banking Corporation of
Florida 313,960
1,668 Selective Insurance Group, Inc. 125,984
6,497 Sixth Street Specialty Lending, Inc. 144,298
6,633 Starwood Property Trust, Inc. 161,912
4,205 State Street Corporation 356,248
6,859 Synovus Financial Corporation 301,042
1,069 T. Rowe Price Group, Inc. 210,272
4,198 Texas Capital Bancshares, Inc.
l
251,964
2,190 Torchmark Corporation 194,976
5,053 Triumph Bancorp, Inc.
l
505,957
11,637 Truist Financial Corporation 682,510
519 TrustCo Bank Corporation NY 16,592
4,968 Unum Group 124,498
30,941 Wells Fargo & Company 1,435,972
14,095 Western Alliance Bancorp 1,533,818
17,062 Zions Bancorporations NA 1,055,967
1,132 Zurich Insurance Group AG 462,898
Total 32,642,360
Health Care (2.3%)
1,118 Abbott Laboratories 132,069

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (17.3%) Value
Health Care (2.3%) - continued
4,324 AbbVie, Inc. $ 466,430
602 Align Technology, Inc.
l
400,589
1,061 Amedisys, Inc.
l
158,195
3,739 Amgen, Inc. 795,098
3,346 AMN Healthcare Services, Inc.
l
383,954
5,323 Anthem, Inc. 1,984,414
3,621 Baxter International, Inc. 291,237
1,344 Becton, Dickinson and Company 330,382
1,666 Biogen, Inc.
l
471,461
814 Bio-Techne Corporation 394,440
1,959 Boston Scientific Corporation
l
85,001
308 Bristol-Myers Squibb Company 18,224
5,551 Centene Corporation
l
345,883
2,677 Cigna Holding Company 535,828
4,135 CVS Health Corporation 350,896
8,444 Danaher Corporation 2,570,691
936 Dexcom, Inc.
l
511,861
7,910 Edwards Lifesciences Corporation
l
895,491
9,254 Gilead Sciences, Inc. 646,392
6,863 GlaxoSmithKline plc ADR 262,235
6,048 Halozyme Therapeutics, Inc.
l
246,033
2,584 HCA Healthcare, Inc. 627,189
2,421 Illumina, Inc.
l
981,982
2,118 InMode, Ltd.
l
337,715
1,778 Insulet Corporation
l
505,361
795 Intuitive Surgical, Inc.
l
790,349
10,501 Ionis Pharmaceuticals, Inc.
l
352,204
1,876 IQVIA Holding, Inc.
l
449,377
10,162 Johnson & Johnson 1,641,163
18,201 Lantheus Holdings, Inc.
l
467,402
1,175 LHC Group, Inc.
l
184,369
11,960 Medtronic plc 1,499,186
12,186 Merck & Company, Inc. 915,290
164 Mettler-Toledo International, Inc.
l
225,887
3,462 Novo Nordisk AS ADR 332,387
7,548 NuVasive, Inc.
l
451,748
2,907 Progyny, Inc.
k,l
162,792
162 Regeneron Pharmaceuticals, Inc.
l
98,039
3,088 Stryker Corporation 814,367
9,937 Syneos Health, Inc.
l
869,289
2,318 Teladoc Health, Inc.
l
293,946
2,053 Thermo Fisher Scientific, Inc. 1,172,941
1,684 UnitedHealth Group, Inc. 658,006
1,537 Veeva Systems, Inc.
l
442,917
30,188 Viemed Healthcare, Inc.
l
167,543
3,144 Zimmer Biomet Holdings, Inc. 460,156
5,577 Zoetis, Inc. 1,082,719
Total 28,261,128
Industrials (2.1%)
4,875 Advanced Drainage Systems, Inc. 527,329
3,234 Aerojet Rocketdyne Holdings, Inc. 140,841
4,129 AMETEK, Inc. 512,037
3,422 ASGN, Inc.
l
387,165
17,569 Badger Infrastructure Solution 469,533
117 Boeing Company
l
25,733
2,603 Carlisle Companies, Inc. 517,450
242 Caterpillar, Inc. 46,457
4,843 Chart Industries, Inc.
l
925,546
8,034 Crane Company 761,704
12,736 CSX Corporation 378,769
3,454 Curtiss-Wright Corporation 435,826
14,042 Delta Air Lines, Inc.
l
598,330
22,061 Dun & Bradstreet Holdings, Inc.
l
370,845
2,202 Eaton Corporation plc 328,781
Shares Common Stock (17.3%) Value
Industrials (2.1%) - continued
3,416 Emerson Electric Company $ 321,787
3,117 Fortive Corporation 219,967
4,083 Forward Air Corporation 338,971
4,679 General Dynamics Corporation 917,224
122 Gorman-Rupp Company 4,369
3,680 Greenbrier Companies, Inc.
k
158,203
4,933 Helios Technologies, Inc. 405,049
4,063 Honeywell International, Inc. 862,494
13,720 Howmet Aerospace, Inc. 428,064
1,526 IDEX Corporation 315,806
2,538 Illinois Tool Works, Inc. 524,427
3,450 JetBlue Airways Corporation
l
52,750
11,074 Johnson Controls International plc 753,918
545 Kansas City Southern 147,499
2,579 L3Harris Technologies, Inc. 567,999
2,891 Lincoln Electric Holdings, Inc. 372,332
987 Linde plc 289,566
2,098 Lockheed Martin Corporation 724,020
4,813 Manpower, Inc. 521,152
13,539 Meritor, Inc.
l
288,516
1,917 Middleby Corporation
l
326,868
8,118 NAPCO Security Technologies,
Inc.
l
349,723
2,499 Norfolk Southern Corporation 597,886
1,083 Northrop Grumman Corporation 390,042
7,345 Nutrien, Ltd. 476,176
2,162 Old Dominion Freight Line, Inc. 618,289
2,049 Parker-Hannifin Corporation 572,941
2,987 Patrick Industries, Inc. 248,817
5,436 Quanta Services, Inc. 618,725
5,241 Raytheon Technologies
Corporation 450,516
3,707 Regal-Beloit Corporation 557,310
3,248 Smith & Wesson Brands, Inc. 67,428
10,991 Southwest Airlines Company
l
565,267
4,141 Sun Country Airlines Holdings,
Inc.
l
138,889
6,477 Timken Company 423,725
17,561 Uber Technologies, Inc.
l
786,733
4,268 Union Pacific Corporation 836,571
4,648 United Parcel Service, Inc. 846,401
4,197 United Rentals, Inc.
l
1,472,853
15,933 US Ecology, Inc.
l
515,433
337 Waste Management, Inc. 50,334
4,738 WESCO International, Inc.
l
546,386
Total 26,097,772
Information Technology (4.2%)
1,842 Accenture plc 589,293
2,485 Adobe, Inc.
l
1,430,664
2,245 Advanced Energy Industries, Inc. 196,999
955 Advanced Micro Devices, Inc.
l
98,270
6,696 Agilysys, Inc.
l
350,603
496 Akamai Technologies, Inc.
l
51,877
4,179 Alliance Data Systems Corporation 421,619
4,688 Amphenol Corporation 343,302
1,500 ANSYS, Inc.
l
510,675
41,654 Apple, Inc. 5,894,041
4,236 AppLovin Corporation
k,l
306,559
508 Automatic Data Processing, Inc. 101,559
4,561 Axcelis Technologies, Inc.
l
214,504
4,208 BigCommerce Holdings, Inc.
l
213,093
2,727 Bill.com Holdings, Inc.
l
727,973
2,864 Broadcom, Ltd. 1,388,840

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (17.3%) Value
Information Technology (4.2%) - continued
292 Broadridge Financial Solutions,
Inc. $ 48,659
9,213 Calix, Inc.
l
455,399
11,427 Ciena Corporation
l
586,776
26,471 Cisco Systems, Inc. 1,440,817
4,680 Computer Services, Inc. 276,120
2,704 Dolby Laboratories, Inc. 237,952
15,078 Dropbox, Inc.
l
440,579
2,439 Enphase Energy, Inc.
l
365,777
522 Euronet Worldwide, Inc.
l
66,440
951 FleetCor Technologies, Inc.
l
248,468
22,408 Gilat Satellite Networks, Ltd. 201,448
8,050 HP, Inc. 220,248
5,320 II-VI, Inc.
k,l
315,795
2,514 Intel Corporation 133,946
1,044 Intuit, Inc. 563,248
2,374 j2 Global, Inc.
l
324,336
320 Jack Henry & Associates, Inc. 52,499
1,196 KLA-Tencor Corporation 400,074
906 Lam Research Corporation 515,650
1,031 Littelfuse, Inc. 281,741
3,576 Lumentum Holdings, Inc.
l
298,739
5,691 Mastercard, Inc. 1,978,647
4,964 Microchip Technology, Inc. 761,924
1,101 Micron Technology, Inc. 78,149
29,503 Microsoft Corporation 8,317,486
3,760 Motorola Solutions, Inc. 873,523
7,260 National Instruments Corporation 284,810
1,885 NICE, Ltd. ADR
l
535,415
3,508 NortonLifeLock, Inc. 88,752
8,983 NVIDIA Corporation 1,860,918
26,174 ON Semiconductor Corporation
l
1,197,984
8,207 PayPal Holdings, Inc.
l
2,135,543
10,075 QUALCOMM, Inc. 1,299,474
49,705 Sabre Corporation
l
588,507
4,515 Salesforce.com, Inc.
l
1,224,558
11,475 Samsung Electronics Company,
Ltd. 711,388
1,841 ServiceNow, Inc.
l
1,145,599
21,546 Sonos, Inc.
l
697,229
9,968 Square, Inc.
l
2,390,725
4,693 SunPower Corporation
k,l
106,437
729 TE Connectivity, Ltd. 100,033
30,227 Telefonaktiebolaget LM Ericsson
ADR 338,542
726 Teradyne, Inc. 79,257
8,725 Texas Instruments, Inc. 1,677,032
45,002 TTM Technologies, Inc.
l
565,675
130 Tyler Technologies, Inc.
l
59,625
1,200 VeriSign, Inc.
l
246,012
1,797 Visa, Inc. 400,282
1,164 VMware, Inc.
k,l
173,087
3,516 Western Digital Corporation
l
198,443
3,227 Workiva, Inc.
l
454,878
1,033 Zoom Video Communications, Inc.
l
270,130
Total 51,154,646
Materials (0.5%)
8,439 Ashland Global Holdings, Inc. 752,084
12,776 Axalta Coating Systems, Ltd.
l
372,931
5,249 Ball Corporation 472,253
9,979 Carpenter Technology Corporation 326,712
11,646 CF Industries Holdings, Inc. 650,080
2,652 Eastman Chemical Company 267,162
13,875 Element Solutions, Inc. 300,810
Shares Common Stock (17.3%) Value
Materials (0.5%) - continued
39,501 Ivanhoe Mines, Ltd.
l
$ 252,612
2,121 LyondellBasell Industries NV 199,056
595 Martin Marietta Materials, Inc. 203,300
4,431 Nucor Corporation 436,409
1,661 Sherwin-Williams Company 464,632
8,661 Steel Dynamics, Inc. 506,495
5,409 UFP Technologies, Inc.
l
333,140
2,628 United States Lime & Minerals, Inc. 317,462
3,069 United States Steel Corporation
k
67,426
Total 5,922,564
Real Estate (0.5%)
4,059 Agree Realty Corporation 268,828
2,523 Alexandria Real Estate Equities,
Inc. 482,070
14,328 American Campus Communities,
Inc. 694,192
1,361 AvalonBay Communities, Inc. 301,652
3,678 Camden Property Trust 542,395
3,514 CBRE Group, Inc.
l
342,123
2,225 Colliers International Group, Inc. 284,155
2,563 Digital Realty Trust, Inc. 370,225
8,342 Duke Realty Corporation 399,331
10,870 Essential Properties Realty Trust,
Inc. 303,490
3,150 Healthcare Realty Trust, Inc. 93,807
23,167 Host Hotels & Resorts, Inc.
l
378,317
13,430 Independence Realty Trust, Inc. 273,300
4,566 iStar, Inc. 114,515
17,968 Lexington Realty Trust 229,092
2,482 MGIC Investment Corporation 37,131
13,712 National Storage Affiliates Trust 723,856
1,857 Public Storage, Inc. 551,715
3,829 Rayonier, Inc. REIT 136,619
649 Rexford Industrial Realty, Inc. 36,831
Total 6,563,644
Utilities (0.4%)
8,708 Alliant Energy Corporation 487,474
930 American Electric Power
Company, Inc. 75,497
17,811 CenterPoint Energy, Inc. 438,151
1,609 CMS Energy Corporation 96,106
4,956 Duke Energy Corporation 483,656
7,518 Entergy Corporation 746,613
7,713 Exelon Corporation 372,846
1,520 NextEra Energy Partners, LP 114,547
2,747 NextEra Energy, Inc. 215,694
7,429 NiSource, Inc. 180,005
2,106 NorthWestern Corporation 120,674
3,730 NRG Energy, Inc. 152,296
4,360 Portland General Electric
Company 204,876
7,273 Sempra Energy 920,034
2,904 Spire, Inc. 177,667
Total 4,786,136
Total Common Stock
(cost $148,125,278) 211,611,569
Shares
Registered Investment
Companies ( 14.0% ) Value
Unaffiliated  (2.6%)
72,022 Aberdeen Asia-Pacific Income
Fund, Inc. 298,891

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (14.0%) Value
Unaffiliated  (2.6%)- continued
34,650 AllianceBernstein Global High
Income Fund, Inc. $ 425,155
23,107 BlackRock Core Bond Trust 382,652
21,183 BlackRock Corporate High Yield
Fund, Inc. 258,433
28,072 BlackRock Credit Allocation
Income Trust 425,291
918 BlackRock Enhanced Equity
Dividend Trust 8,996
30,515 BlackRock Enhanced Global
Dividend Trust 357,331
22,193 BlackRock Multi-Sector Income
Trust 415,231
15,900 Brookfield Real Assets Income
Fund, Inc. 332,469
32,423 Eaton Vance Limited Duration
Income Fund 427,335
22,350 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 223,276
36,754 Invesco Dynamic Credit
Opportunities Fund 430,022
570,714 Invesco Senior Loan ETF 12,618,486
64,350 Nuveen Credit Strategies Income
Fund 422,136
27,765 PGIM Global High Yield Fund, Inc. 427,581
26,516 PGIM High Yield Bond Fund, Inc. 430,620
6,475 Pimco Dynamic Credit And
Mortgage Income Fund 136,817
115,000 SPDR Blackstone Senior Loan ETF 5,292,300
15,460 SPDR Bloomberg Barclays High
Yield Bond ETF
k
1,690,706
144,603 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 3,960,676
2,253 SPDR S&P Biotech ETF
k
283,225
7,293 Tri-Continental Corporation 243,440
8,000 Vanguard Intermediate-Term
Corporate Bond ETF
k
755,280
1,500 Vanguard Short-Term Corporate
Bond ETF 123,615
17,684 Virtus Dividend, Interst & Premium
Strategy Fund 262,254
32,742 Voya Global Equity Dividend &
Premium Opportunity Fund 193,178
50,043 Wells Fargo Income Opportunities
Fund 440,378
48,031 Western Asset High Income
Opportunity Fund, Inc. 249,281
Total 31,515,055
Affiliated  (11.4%)
10,444,888 Thrivent Core Emerging Markets
Debt Fund 101,942,104
3,458,378 Thrivent Core International Equity
Fund 37,765,491
Total 139,707,595
Total Registered Investment
Companies (cost $165,109,266) 171,222,650
Shares Preferred Stock ( 1.4% ) Value
Communications Services (0.1%)
35,275 AT&T, Inc., 4.750%
i
930,202
15,250 Telephone and Data Systems, Inc.
6.000%
i
385,062
Shares Preferred Stock (1.4%) Value
Communications Services (0.1%) - continued
5,017 ViacomCBS, Inc., Convertible,
5.750%
k
$ 327,761
Total 1,643,025
Consumer Staples (<0.1%)
5,650 CHS, Inc., 6.750%
b,i
158,878
Total 158,878
Energy (<0.1%)
38,460 Crestwood Equity Partners, LP,
9.250%
i
384,216
6,975 Energy Transfer, LP, 7.600%
b,i
176,886
6,317 NuStar Logistics, LP, 6.860%
b
157,293
Total 718,395
Financials (0.7%)
10,000 Aegon Funding Corporation II,
5.100% 264,600
20,000 Allstate Corporation, 5.100%
i
547,600
7,750 Bank of America Corporation,
5.375%
i
208,707
303 Bank of America Corporation,
Convertible, 7.250%
i
437,053
19,925 Capital One Financial Corporation,
5.000%
i
527,415
12,970 Cobank ACB, 6.250%
b,i
1,342,395
21,500 Equitable Holdings, Inc., 5.250%
i
581,145
585 First Horizon Bank, 3.750%
b,g,i
498,895
839 GMAC Capital Trust I, 5.910%
b
21,176
23,000 J.P. Morgan Chase & Company,
4.200%
i,l
580,750
13,150 J.P. Morgan Chase & Company,
4.750%
i
343,610
12,800 J.P. Morgan Chase & Company,
5.750%
i
349,568
22,400 Morgan Stanley, 5.850%
b,i
663,712
13,084 Morgan Stanley, 7.125%
b,i
373,025
3,500 Synovus Financial Corporation,
5.875%
b,i
95,445
19,200 Truist Financial Corporation,
4.750%
i
509,760
21,000 Wells Fargo & Company, 4.250%
i
525,840
465 Wells Fargo & Company,
Convertible, 7.50%
i
689,130
Total 8,559,826
Health Care (0.1%)
7,132 Becton, Dickinson and Company,
Convertible, 6.000%
k
384,985
5,652 Boston Scientific Corporation,
Convertible, 5.500% 657,893
207 Danaher Corporation, Convertible,
5.000%
k
335,831
Total 1,378,709
Industrials (0.1%)
457 Fluor Corporation, Convertible,
6.500%
g,i
456,132
3,632 Stanley Black & Decker, Inc.,
Convertible, 5.250%
k
382,231
Total 838,363
Real Estate (0.1%)
23,525 Public Storage, 4.125%
i
614,003
5,025 Public Storage, 4.625%
i,k
137,082

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (1.4%) Value
Real Estate (0.1%) - continued
1,275 Public Storage, 4.700%
i
$ 34,578
1,950 Public Storage, 4.875%
i
53,469
Total 839,132
Utilities (0.3%)
4,791 AES Corporation, Convertible,
6.875%
k
461,852
4,069 American Electric Power
Company, Inc., Convertible,
6.125% 193,969
2,648 American Electric Power
Company, Inc., Convertible,
6.125% 131,659
23,000 CMS Energy Corporation, 4.200%
i
574,080
4,219 Essential Utilities, Inc., Convertible
6.000% 242,129
9,997 NextEra Energy, Inc., Convertible,
4.872% 585,924
929 NiSource, Inc., Convertible,
7.750% 96,105
25,600 Southern Company, 4.950% 677,120
4,437 Southern Company, Convertible,
6.750% 226,331
Total 3,189,169
Total Preferred Stock
(cost $16,712,648) 17,325,497
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
10,014,624 Thrivent Cash Management Trust 10,014,624
Total Collateral Held for
Securities Loaned
(cost $10,014,624) 10,014,624
Shares or
Principal
Amount Short-Term Investments ( 24.4% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.030%, 10/6/2021
m,n
100,000
100,000 0.040%, 10/20/2021
m,n
99,999
400,000 0.040%, 10/26/2021
m,n
399,994
100,000 0.040%, 11/3/2021
m,n
99,996
100,000 0.040%, 11/15/2021
m,n
99,995
1,700,000 0.040%, 11/18/2021
m,n
1,699,909
300,000 0.020%, 12/28/2021
m,n
299,971
Thrivent Core Short-Term Reserve
Fund
29,365,545 0.120% 293,655,446
U.S. Treasury Bills
500,000 0.047%, 11/4/2021
m,o
499,965
1,000,000 0.046%, 11/12/2021
m,o
999,942
Total Short-Term Investments
(cost $297,938,516) 297,955,217
Total Investments (cost
$1,394,030,321) 120.6% $1,475,223,548
Other Assets and Liabilities, Net
(20.6%) (252,462,144)
Total Net Assets 100.0% $1,222,761,404
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2021.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2021, the value of these investments was $203,732,894 or
16.7% of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2021.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is on loan.
l Non-income producing security.
m The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At September 30, 2021, $589,962 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Fund as of September 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 4,067,657
Common Stock 5,646,926
Total lending $9,714,583
Gross amount payable upon return of
collateral for securities loaned $10,014,624
Net amounts due to counterparty $300,041

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
COF 11 - 11th District Cost of Funds
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Diversified Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 7,618,179 – 5,728,404 1,889,775
Capital Goods 15,048,811 – 11,778,691 3,270,120
Communications Services 20,374,905 – 19,701,593 673,312
Consumer Cyclical 16,842,149 – 16,842,149 –
Consumer Non-Cyclical 18,076,672 – 18,076,672 –
Energy 2,269,787 – 2,269,787 –
Financials 5,546,513 – 5,546,513 –
Technology 11,572,372 – 11,572,372 –
Transportation 6,222,002 – 6,222,002 –
Utilities 3,427,614 – 2,849,822 577,792
Long-Term Fixed Income
Asset-Backed Securities 37,808,974 – 37,808,974 –
Basic Materials 12,908,760 – 12,908,760 –
Capital Goods 21,518,045 – 21,518,045 –
Collateralized Mortgage Obligations 64,244,625 – 64,244,625 –
Commercial Mortgage-Backed Securities 1,257,757 – 1,257,757 –
Communications Services 30,587,876 – 30,587,876 –
Consumer Cyclical 41,173,808 – 41,173,808 –
Consumer Non-Cyclical 36,383,728 – 36,383,728 –
Energy 32,953,144 – 32,953,144 –
Financials 83,708,393 – 83,708,393 –
Foreign Government 182,117 – 182,117 –
Mortgage-Backed Securities 228,099,605 – 228,099,605 –
Technology 20,237,808 – 20,237,808 –
Transportation 7,988,557 – 7,988,557 –
U.S. Government & Agencies 27,785,016 – 27,785,016 –
Utilities 13,256,774 – 13,256,774 –
Common Stock
Communications Services 18,070,659 17,995,980 74,679 –
Consumer Discretionary 23,041,515 22,984,571 56,944 –
Consumer Staples 8,079,174 8,079,174 – –
Energy 6,991,971 6,991,971 – –
Financials 32,642,360 32,179,462 462,898 –
Health Care 28,261,128 28,261,128 – –
Industrials 26,097,772 25,628,239 469,533 –
Information Technology 51,154,646 50,443,258 711,388 –
Materials 5,922,564 5,669,952 252,612 –
Real Estate 6,563,644 6,563,644 – –
Utilities 4,786,136 4,786,136 – –
Registered Investment Companies
Unaffiliated 31,515,055 31,515,055 – –
Preferred Stock
Communications Services 1,643,025 1,643,025 – –
Consumer Staples 158,878 158,878 – –
Energy 718,395 718,395 – –
Financials 8,559,826 8,060,931 498,895 –
Health Care 1,378,709 1,378,709 – –
Industrials 838,363 382,231 456,132 –
Real Estate 839,132 839,132 – –
Utilities 3,189,169 3,189,169 – –
Short-Term Investments 4,299,771 – 4,299,771 –
Subtotal Investments in Securities $1,031,845,883 $257,469,040 $767,965,844 $6,410,999
Other Investments  * Total
Affiliated Registered Investment Companies 139,707,595
Affiliated Short-Term Investments 293,655,446
Collateral Held for Securities Loaned 10,014,624
Subtotal Other Investments $443,377,665
Total Investments at Value $1,475,223,548

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 764,906 764,906 – –
Total Asset Derivatives $764,906 $764,906 $– $–
Liability Derivatives
Futures Contracts 1,207,327 1,207,327 – –
Total Liability Derivatives $1,207,327 $1,207,327 $– $–
The following table presents Diversified Income Plus Fund's futures contracts held as of September 30, 2021. Investments and/or cash totaling
$2,868,864 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 153 December 2021 $ 33,689,157 ( $ 20,790)
CBOT U.S. Long Bond 41 December 2021 6,702,994 (175,025)
CME E-mini S&P 500 Index 12 December 2021 2,683,689 (105,039)
CME Ultra Long Term U.S. Treasury Bond 88 December 2021 17,428,053 (614,552)
ICE mini MSCI EAFE Index 40 December 2021 4,739,722 (205,722)
Ultra 10-Yr. U.S. Treasury Note 33 December 2021 4,879,449 (86,199)
Total Futures Long Contracts $ 70,123,064 ( $ 1,207,327)
CBOT 10-Yr. U.S. Treasury Note (17) December 2021 ( $ 2,272,110) $ 34,750
CBOT 5-Yr. U.S. Treasury Note (253) December 2021 (31,270,225) 216,451
CME E-mini Russell 2000 Index (252) December 2021 (28,243,785) 513,705
Total Futures Short Contracts ( $ 61,786,120) $764,906
Total Futures Contracts $ 8,336,944 ($442,421)

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Fund, is as follows:
Fund
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $55,778 $50,012 $– $101,942 10,445 8.3%
Core International Equity 66,111 – 32,601 37,765 3,458 3.1
Total Affiliated Registered Investment
Companies 121,889 139,707 11.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% 147,425 612,106 465,876 293,655 29,366 24.0
Total Affiliated Short-Term Investments 147,425 293,655 24.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,867 111,599 110,451 10,015 10,015 0.8
Total Collateral Held for Securities Loaned 8,867 10,015 0.8
Total Value $278,181 $443,377
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(3,848) $– $2,928
Core International Equity 1,912 2,343 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% 1 (1) – 278
Total Income/Non Income Cash from Affiliated Investments $3,206
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 44
Total Affiliated Income from Securities Loaned, Net $44
Total $1,913 $(1,506) $–

Multidimensional Income Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 57.5% ) Value
Basic Materials (2.1%)
Alcoa Nederland Holding BV
$ 65,000 5.500%,  12/15/2027
a
$ 69,719
BWAY Holding Company
30,000 5.500%,  4/15/2024
a
30,262
Chemours Company
40,000 5.750%,  11/15/2028
a
41,888
Cleveland-Cliffs, Inc.
30,000 5.875%,  6/1/2027 31,050
40,000 4.625%,  3/1/2029
a
40,850
20,000 4.875%,  3/1/2031
a
20,650
Consolidated Energy Finance SA
45,000 6.875%,  6/15/2025
a
46,575
First Quantum Minerals, Ltd.
40,000 7.250%,  4/1/2023
a
40,700
25,000 7.500%,  4/1/2025
a
25,646
15,000 6.875%,  10/15/2027
a
15,863
Freeport-McMoRan, Inc.
40,000 4.125%,  3/1/2028 41,450
45,000 4.250%,  3/1/2030 47,644
35,000 4.625%,  8/1/2030 37,844
Hecla Mining Company
25,000 7.250%,  2/15/2028 26,929
Hudbay Minerals, Inc.
45,000 4.500%,  4/1/2026
a
44,550
Ingevity Corporation
65,000 3.875%,  11/1/2028
a
64,838
Kraton Polymers, LLC
70,000 4.250%,  12/15/2025
a
73,150
Mercer International, Inc.
45,000 5.125%,  2/1/2029 45,956
Novelis Corporation
35,000 3.250%,  11/15/2026
a
35,496
20,000 4.750%,  1/30/2030
a
21,054
15,000 3.875%,  8/15/2031
a
14,836
OCI NV
35,000 4.625%,  10/15/2025
a
36,750
Olin Corporation
55,000 5.125%,  9/15/2027 57,131
25,000 5.625%,  8/1/2029 27,484
SCIH Salt Holdings, Inc.
40,000 4.875%,  5/1/2028
a
40,200
SPCM SA
50,000 3.375%,  3/15/2030
a
49,961
SunCoke Energy, Inc.
25,000 4.875%,  6/30/2029
a
24,906
Unifrax Escrow Issuer Corporation
44,000 5.250%,  9/30/2028
a
44,550
United States Steel Corporation
80,000 6.875%,  3/1/2029 85,297
Venator Finance SARL
50,000 5.750%,  7/15/2025
a
47,250
Total 1,230,479
Capital Goods (3.5%)
AECOM
85,000 5.125%,  3/15/2027 94,137
Amsted Industries, Inc.
40,000 5.625%,  7/1/2027
a
41,741
15,000 4.625%,  5/15/2030
a
15,412
Ardagh Packaging Finance plc
50,000 5.250%,  8/15/2027
a
50,900
Bombardier, Inc.
10,000 7.125%,  6/15/2026
a
10,500
Principal
Amount Long-Term Fixed Income (57.5%) Value
Capital Goods (3.5%) - continued
$ 40,000 7.875%,  4/15/2027
a
$ 41,469
40,000 6.000%,  2/15/2028
a
40,450
Brand Industrial Services, Inc.
15,000 8.500%,  7/15/2025
a
15,056
Builders FirstSource, Inc.
25,000 5.000%,  3/1/2030
a
26,641
BWAY Holding Company
50,000 7.250%,  4/15/2025
a
49,695
Chart Industries, Inc., Convertible
8,000 1.000%,  11/15/2024
a
26,115
Coinbase Global, Inc.
13,000 3.375%,  10/1/2028
a
12,491
Cornerstone Building Brands, Inc.
60,000 6.125%,  1/15/2029
a
63,778
Covanta Holding Corporation
30,000 6.000%,  1/1/2027 31,099
25,000 5.000%,  9/1/2030 25,250
CP Atlas Buyer, Inc.
40,000 7.000%,  12/1/2028
a
40,100
Crown Americas Capital
Corporation IV
65,000 4.500%,  1/15/2023 68,185
Crown Cork & Seal Company, Inc.
20,000 7.375%,  12/15/2026 24,700
Fortive Corporation, Convertible
9,000 0.875%,  2/15/2022 9,022
General Electric Company
220,000
3.446%,  (LIBOR 3M +
3.330%), 12/15/2021
b,c
215,325
GFL Environmental, Inc.
32,000 4.000%,  8/1/2028
a
31,760
60,000 3.500%,  9/1/2028
a
60,375
H&E Equipment Services, Inc.
84,000 3.875%,  12/15/2028
a
83,672
Howmet Aerospace, Inc.
2,000 6.875%,  5/1/2025 2,340
44,000 3.000%,  1/15/2029 44,378
JELD-WEN, Inc.
30,000 4.625%,  12/15/2025
a
30,460
35,000 4.875%,  12/15/2027
a
36,471
KBR, Inc., Convertible
31,000 2.500%,  11/1/2023 49,678
Meritor, Inc.
35,000 4.500%,  12/15/2028
a
35,088
Nesco Holdings II, Inc.
30,000 5.500%,  4/15/2029
a
31,116
New Enterprise Stone and Lime
Company, Inc.
64,000 5.250%,  7/15/2028
a,d
64,720
Owens-Brockway Glass Container,
Inc.
45,000 5.875%,  8/15/2023
a
47,588
Pactiv Evergreen Group
40,000 4.375%,  10/15/2028
a
40,150
Patrick Industries, Inc., Convertible
13,000 1.000%,  2/1/2023 14,706
PGT Innovations, Inc.
50,000 4.375%,  10/1/2029
a
50,375
SRM Escrow Issuer, LLC
80,000 6.000%,  11/1/2028
a
84,700
Standard Industries, Inc.
70,000 4.375%,  7/15/2030
a
71,400

Multidimensional Income Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (57.5%) Value
Capital Goods (3.5%) - continued
Sunpower Corporation,
Convertible
$ 9,000 4.000%,  1/15/2023 $ 11,013
Titan Acquisition, Ltd.
30,000 7.750%,  4/15/2026
a
30,652
TransDigm, Inc.
25,000 6.250%,  3/15/2026
a
26,063
155,000 5.500%,  11/15/2027 159,263
10,000 4.625%,  1/15/2029 9,983
United Rentals North America, Inc.
50,000 4.875%,  1/15/2028 52,862
30,000 4.000%,  7/15/2030 31,125
Victors Merger Corporation
30,000 6.375%,  5/15/2029
a
28,725
Waste Pro USA, Inc.
15,000 5.500%,  2/15/2026
a
15,150
WESCO Distribution, Inc.
65,000 7.250%,  6/15/2028
a
71,988
Total 2,117,867
Collateralized Mortgage Obligations (0.1%)
GMACM Mortgage Loan Trust
16,161
3.725%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
16,476
Residential Accredit Loans, Inc.
Trust
54,017
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 52,649
Total 69,125
Communications Services (4.7%)
Altice France SA
60,000 5.125%,  7/15/2029
a
58,829
AMC Networks, Inc.
50,000 4.250%,  2/15/2029 49,750
Cable One, Inc., Convertible
63,000 1.125%,  3/15/2028
a
63,922
CCO Holdings, LLC
32,000 5.500%,  5/1/2026
a
33,001
10,000 5.125%,  5/1/2027
a
10,413
10,000 4.750%,  3/1/2030
a
10,455
115,000 4.500%,  8/15/2030
a
118,648
55,000 4.250%,  1/15/2034
a
54,484
Cengage Learning, Inc.
65,000 9.500%,  6/15/2024
a
66,517
Clear Channel Worldwide
Holdings, Inc.
65,000 7.750%,  4/15/2028
a
68,413
Consolidated Communications,
Inc.
20,000 5.000%,  10/1/2028
a
20,650
CSC Holdings, LLC
60,000 5.375%,  2/1/2028
a
62,700
90,000 4.125%,  12/1/2030
a
88,313
Cumulus Media New Holdings,
Inc.
45,000 6.750%,  7/1/2026
a
46,575
DIRECTV Holdings, LLC
15,000 5.875%,  8/15/2027
a
15,656
DISH DBS Corporation
45,000 7.375%,  7/1/2028 47,721
Entercom Media Corporation
40,000 6.500%,  5/1/2027
a
40,914
Principal
Amount Long-Term Fixed Income (57.5%) Value
Communications Services (4.7%) - continued
Front Range BidCo, Inc.
$ 75,000 4.000%,  3/1/2027
a
$ 74,642
30,000 6.125%,  3/1/2028
a
30,413
Frontier Communications
Corporation
40,000 5.875%,  10/15/2027
a
42,500
GCI, LLC
45,000 4.750%,  10/15/2028
a
47,241
Gray Television, Inc.
50,000 4.750%,  10/15/2030
a
49,125
Hughes Satellite Systems
Corporation
20,000 6.625%,  8/1/2026 22,741
iHeartCommunications, Inc.
45,000 4.750%,  1/15/2028
a
46,373
LCPR Senior Secured Financing
DAC
45,000 6.750%,  10/15/2027
a
47,700
Level 3 Financing, Inc.
45,000 4.625%,  9/15/2027
a
46,296
70,000 4.250%,  7/1/2028
a
70,541
Ligado Networks, LLC
16,214
0.000%,PIK 15.500%,
11/1/2023
a,e
15,728
Netflix, Inc.
130,000 4.875%,  4/15/2028 149,825
Nexstar Escrow Corporation
65,000 5.625%,  7/15/2027
a
68,768
Radiate Holdco, LLC
35,000 6.500%,  9/15/2028
a
35,688
Scripps Escrow II, Inc.
20,000 5.375%,  1/15/2031
a
19,663
Scripps Escrow, Inc.
35,000 5.875%,  7/15/2027
a
35,919
SFR Group SA
60,000 7.375%,  5/1/2026
a
62,256
Sinclair Television Group, Inc.
70,000 5.500%,  3/1/2030
a
69,433
Sirius XM Radio, Inc.
45,000 5.000%,  8/1/2027
a
47,025
25,000 4.000%,  7/15/2028
a
25,422
30,000 4.125%,  7/1/2030
a
30,139
Sprint Capital Corporation
85,000 6.875%,  11/15/2028 108,800
10,000 8.750%,  3/15/2032 14,939
Sprint Corporation
135,000 7.625%,  2/15/2025 157,812
Telesat Canada
20,000 4.875%,  6/1/2027
a
18,400
10,000 6.500%,  10/15/2027
a
8,667
Terrier Media Buyer, Inc.
35,000 8.875%,  12/15/2027
a
37,008
T-Mobile USA, Inc.
70,000 2.875%,  2/15/2031 70,595
United States Cellular Corporation
35,000 6.700%,  12/15/2033 43,380
Uniti Fiber Holdings, Inc.,
Convertible
9,000 4.000%,  6/15/2024
a
11,154
Uniti Group, LP
15,000 4.750%,  4/15/2028
a
15,319
35,000 6.500%,  2/15/2029
a
36,003

Multidimensional Income Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (57.5%) Value
Communications Services (4.7%) - continued
Univision Communications, Inc.
$ 45,000 6.625%,  6/1/2027
a
$ 48,881
Viacom, Inc.
44,000 5.875%,  2/28/2057
b
44,552
Viasat, Inc.
40,000 5.625%,  9/15/2025
a
40,537
25,000 6.500%,  7/15/2028
a
26,331
Vodafone Group plc
88,000 7.000%,  4/4/2079
b
107,646
VTR Finance NV
40,000 6.375%,  7/15/2028
a
43,100
Ziggo BV
75,000 5.500%,  1/15/2027
a
77,531
20,000 4.875%,  1/15/2030
a
20,625
Total 2,825,679
Consumer Cyclical (6.6%)
1011778 B.C., ULC
70,000 4.375%,  1/15/2028
a
71,065
Allen Media, LLC
25,000 10.500%,  2/15/2028
a
25,675
Allied Universal Holdco, LLC
25,000 6.625%,  7/15/2026
a
26,432
85,000 4.625%,  6/1/2028
a
84,868
15,000 6.000%,  6/1/2029
a
14,802
Allison Transmission, Inc.
40,000 4.750%,  10/1/2027
a
41,600
20,000 3.750%,  1/30/2031
a
19,450
American Axle & Manufacturing,
Inc.
70,000 6.500%,  4/1/2027 72,975
Ashton Woods USA, LLC
30,000 4.625%,  8/1/2029
a
30,292
Bloomin' Brands, Inc., Convertible
9,000 5.000%,  5/1/2025 20,327
Boyd Gaming Corporation
50,000 4.750%,  6/15/2031
a
51,562
Boyne USA, Inc.
40,000 4.750%,  5/15/2029
a
41,300
Brookfield Residential Properties,
Inc.
40,000 6.250%,  9/15/2027
a
42,051
65,000 5.000%,  6/15/2029
a
66,466
Burlington Stores, Inc., Convertible
30,000 2.250%,  4/15/2025 43,575
Caesars Entertainment, Inc.
45,000 8.125%,  7/1/2027
a
50,590
50,000 4.625%,  10/15/2029
a
50,625
Carnival Corporation
6,000 11.500%,  4/1/2023
a
6,697
30,000 7.625%,  3/1/2026
a
32,025
75,000 5.750%,  3/1/2027
a
77,531
45,000 4.000%,  8/1/2028
a
45,450
Cedar Fair, LP
70,000 5.250%,  7/15/2029 71,750
Churchill Downs, Inc.
25,000 4.750%,  1/15/2028
a
26,156
Cinemark USA, Inc.
20,000 5.875%,  3/15/2026
a
20,200
Clarios Global, LP
15,000 8.500%,  5/15/2027
a
15,956
Colt Merger Sub, Inc.
71,000 6.250%,  7/1/2025
a
74,746
Principal
Amount Long-Term Fixed Income (57.5%) Value
Consumer Cyclical (6.6%) - continued
Dana, Inc.
$ 55,000 5.625%,  6/15/2028 $ 59,227
Dick's Sporting Goods Inc.,
Convertible
11,000 3.250%,  4/15/2025 40,349
Empire Communities Corporation
50,000 7.000%,  12/15/2025
a
52,250
Expedia Group, Inc., Convertible
15,000 Zero Coupon,  2/15/2026
a
16,195
Ford Motor Company
30,000 9.000%,  4/22/2025 36,076
25,000 9.625%,  4/22/2030 35,387
80,000 7.450%,  7/16/2031 104,388
Ford Motor Company, Convertible
68,000 Zero Coupon,  3/15/2026
a
73,312
Ford Motor Credit Company, LLC
105,000 4.063%,  11/1/2024 110,406
75,000 4.134%,  8/4/2025 79,312
35,000 2.700%,  8/10/2026 35,070
Forestar Group, Inc.
20,000 3.850%,  5/15/2026
a
19,975
Gap, Inc.
15,000 3.625%,  10/1/2029
a
15,037
General Motors Financial
Company, Inc.
50,000 5.700%,  9/30/2030
b,c
57,562
Goodyear Tire & Rubber Company
40,000 5.000%,  7/15/2029
a
42,450
20,000 5.250%,  7/15/2031
a
21,300
Guitar Center Escrow Issuer II, Inc.
15,000 8.500%,  1/15/2026
a
16,087
Hanesbrands, Inc.
43,000 4.875%,  5/15/2026
a
46,569
Herc Holdings, Inc.
45,000 5.500%,  7/15/2027
a
47,215
Hilton Domestic Operating
Company, Inc.
10,000 4.875%,  1/15/2030 10,728
Hilton Grand Vacations Borrower
Escrow, LLC
60,000 5.000%,  6/1/2029
a
61,200
Hilton Worldwide Finance, LLC
70,000 4.875%,  4/1/2027 72,364
International Game Technology plc
55,000 5.250%,  1/15/2029
a
58,782
KB Home
45,000 4.800%,  11/15/2029 49,050
L Brands, Inc.
75,000 6.625%,  10/1/2030
a
85,125
10,000 6.875%,  11/1/2035 12,550
Landry's, Inc.
30,000 6.750%,  10/15/2024
a
30,039
Macy's Retail Holdings, LLC
40,000 5.875%,  4/1/2029
a
43,519
Magic MergerCo, Inc.
75,000 5.250%,  5/1/2028
a
77,363
Mattamy Group Corporation
70,000 5.250%,  12/15/2027
a
73,150
MGM Resorts International
15,000 6.000%,  3/15/2023 15,862
65,000 5.500%,  4/15/2027 70,525
Penn National Gaming, Inc.
55,000 4.125%,  7/1/2029
a
54,362

Multidimensional Income Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (57.5%) Value
Consumer Cyclical (6.6%) - continued
PetSmart, Inc.
$ 65,000 4.750%,  2/15/2028
a
$ 66,788
30,000 7.750%,  2/15/2029
a
32,738
Prime Security Services Borrower,
LLC
120,000 5.750%,  4/15/2026
a
129,811
Real Hero Merger Sub 2, Inc.
35,000 6.250%,  2/1/2029
a
36,313
Realogy Group, LLC
55,000 5.750%,  1/15/2029
a
57,049
Rite Aid Corporation
50,000 7.500%,  7/1/2025
a
49,989
Royal Caribbean Cruises, Ltd.
75,000 9.125%,  6/15/2023
a
81,510
50,000 4.250%,  7/1/2026
a
48,978
30,000 5.500%,  4/1/2028
a
30,684
Scientific Games International, Inc.
50,000 5.000%,  10/15/2025
a
51,438
45,000 7.250%,  11/15/2029
a
50,564
SeaWorld Parks and
Entertainment, Inc.
30,000 5.250%,  8/15/2029
a
30,694
Six Flags Theme Parks, Inc.
35,000 7.000%,  7/1/2025
a
37,275
Staples, Inc.
75,000 7.500%,  4/15/2026
a
76,067
Tenneco, Inc.
55,000 5.000%,  7/15/2026 54,169
Uber Technologies, Inc.
35,000 6.250%,  1/15/2028
a
37,537
Vista Outdoor, Inc.
65,000 4.500%,  3/15/2029
a
65,915
Wabash National Corporation
51,000 4.500%,  10/15/2028
a,d
50,936
Wyndham Destinations, Inc.
45,000 6.625%,  7/31/2026
a
51,245
Wyndham Hotels & Resorts, Inc.
30,000 4.375%,  8/15/2028
a
31,318
Yum! Brands, Inc.
55,000 4.750%,  1/15/2030
a
59,610
ZF North America Capital, Inc.
35,000 4.750%,  4/29/2025
a
37,800
Total 3,915,380
Consumer Non-Cyclical (4.9%)
Albertson's Companies, Inc.
69,000 3.500%,  3/15/2029
a
68,860
25,000 4.875%,  2/15/2030
a
26,937
Bausch Health Companies, Inc.
60,000 5.000%,  1/30/2028
a
56,923
105,000 5.000%,  2/15/2029
a
97,781
Centene Corporation
85,000 4.250%,  12/15/2027 88,965
85,000 4.625%,  12/15/2029 92,633
10,000 3.000%,  10/15/2030 10,250
Central Garden & Pet Company
65,000 4.125%,  10/15/2030 66,462
Community Health Systems, Inc.
30,000 5.625%,  3/15/2027
a
31,414
20,000 6.000%,  1/15/2029
a
21,200
75,000 6.875%,  4/15/2029
a
75,176
DaVita, Inc.
75,000 4.625%,  6/1/2030
a
77,146
Principal
Amount Long-Term Fixed Income (57.5%) Value
Consumer Non-Cyclical (4.9%) - continued
Edgewell Personal Care Company
$ 45,000 5.500%,  6/1/2028
a
$ 47,526
Encompass Health Corporation
75,000 4.500%,  2/1/2028 77,437
Endo Finance, LLC
20,000 9.500%,  7/31/2027
a,f
20,044
Energizer Holdings, Inc.
15,000 4.750%,  6/15/2028
a
15,259
40,000 4.375%,  3/31/2029
a
39,698
H. J. Heinz Company
10,000 5.200%,  7/15/2045 12,525
HCA, Inc.
150,000 5.375%,  2/1/2025 167,625
HLF Financing Sarl, LLC
70,000 4.875%,  6/1/2029
a
70,000
Illumina, Inc.
30,000 9.000%,  7/1/2028
a
33,075
Ionis Pharmaceuticals, Inc.,
Convertible
4,000 0.125%,  12/15/2024 3,648
Jazz Investments I, Ltd.,
Convertible
35,000 2.000%,  6/15/2026 40,403
JBS USA Food Company
20,000 5.750%,  1/15/2028
a
21,000
JBS USA, LLC
75,000 6.500%,  4/15/2029
a
83,813
Kraft Foods Group, Inc.
50,000 5.000%,  6/4/2042 61,317
Kraft Heinz Foods Company
80,000 4.625%,  1/30/2029 91,330
65,000 3.750%,  4/1/2030 70,824
75,000 4.250%,  3/1/2031 84,789
Mattel, Inc.
55,000 3.375%,  4/1/2026
a
56,711
Molina Healthcare, Inc.
65,000 4.375%,  6/15/2028
a
67,625
Mozart Debt Merger Sub, Inc.
86,000 3.875%,  4/1/2029
a,d
86,000
64,000 5.250%,  10/1/2029
a,d
65,120
MPH Acquisition Holdings, LLC
44,000 5.750%,  11/1/2028
a
41,447
Ortho-Clinical Diagnostics, Inc.
35,000 7.250%,  2/1/2028
a
37,454
Par Pharmaceutical, Inc.
50,000 7.500%,  4/1/2027
a
50,938
Pilgrim's Pride Corporation
41,000 3.500%,  3/1/2032
a
41,692
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
a,b,c
49,060
Scotts Miracle-Gro Company
60,000 4.500%,  10/15/2029 62,700
SEG Holding, LLC
70,000 5.625%,  10/15/2028
a
72,975
Simmons Foods, Inc.
55,000 4.625%,  3/1/2029
a
55,413
Spectrum Brands, Inc.
45,000 5.000%,  10/1/2029
a
48,375
10,000 5.500%,  7/15/2030
a
11,075
Syneos Health, Inc.
50,000 3.625%,  1/15/2029
a
49,860
Teleflex, Inc.
50,000 4.250%,  6/1/2028
a
51,955

Multidimensional Income Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (57.5%) Value
Consumer Non-Cyclical (4.9%) - continued
Tenet Healthcare Corporation
$ 12,000 4.625%,  7/15/2024 $ 12,180
155,000 5.125%,  11/1/2027
a
161,588
15,000 6.125%,  10/1/2028
a
15,757
Teva Pharmaceutical Finance
Netherlands III BV
30,000 2.800%,  7/21/2023 29,821
35,000 3.150%,  10/1/2026 33,513
TreeHouse Foods, Inc.
26,000 4.000%,  9/1/2028 25,445
United Natural Foods, Inc.
45,000 6.750%,  10/15/2028
a
48,713
VRX Escrow Corporation
62,000 6.125%,  4/15/2025
a
63,280
Winnebago Industries, Inc.,
Convertible
26,000 1.500%,  4/1/2025 34,432
Total 2,927,189
Energy (5.4%)
Antero Resources Corporation
45,000 5.375%,  3/1/2030
a
47,392
Apache Corporation
30,000 4.875%,  11/15/2027 32,716
55,000 4.375%,  10/15/2028 59,469
10,000 5.100%,  9/1/2040 11,200
Archrock Partners, LP
45,000 6.250%,  4/1/2028
a
46,540
BP Capital Markets plc
104,000 4.875%,  3/22/2030
b,c
114,323
Buckeye Partners, LP
15,000 4.125%,  3/1/2025
a
15,544
65,000 3.950%,  12/1/2026 66,300
Cheniere Energy Partners, LP
30,000 4.500%,  10/1/2029 31,894
18,000 3.250%,  1/31/2032
a
18,059
Cheniere Energy, Inc., Convertible
5,000 4.250%,  3/15/2045 4,290
CNX Resources Corporation
20,000 6.000%,  1/15/2029
a
21,150
CNX Resources Corporation,
Convertible
22,000 2.250%,  5/1/2026 27,390
Comstock Resources, Inc.
30,000 5.875%,  1/15/2030
a
31,200
Continental Resources, Inc.
20,000 4.375%,  1/15/2028 22,125
35,000 5.750%,  1/15/2031
a
42,306
DT Midstream, Inc.
60,000 4.125%,  6/15/2029
a
60,844
10,000 4.375%,  6/15/2031
a
10,300
Enagas SA
65,000 5.500%,  1/15/2028
a
66,544
Enbridge, Inc.
187,000 6.250%,  3/1/2078
b
208,410
52,000 5.750%,  7/15/2080
b
58,757
Encana Corporation
10,000 6.625%,  8/15/2037 13,714
Endeavor Energy Resources, LP
45,000 5.750%,  1/30/2028
a
47,362
Energean Israel Finance, Ltd.
45,000 4.500%,  3/30/2024
a
45,900
Principal
Amount Long-Term Fixed Income (57.5%) Value
Energy (5.4%) - continued
Energy Transfer, LP
$ 85,000 6.625%,  2/15/2028
b,c
$ 82,662
EnLink Midstream Partners, LP
65,000 4.850%,  7/15/2026 68,230
25,000 5.600%,  4/1/2044 23,875
Enterprise Products Operating,
LLC
75,000 4.875%,  8/16/2077
b
73,876
EQM Midstream Partners, LP
60,000 6.500%,  7/1/2027
a
67,485
EQT Corporation
10,000 3.125%,  5/15/2026
a
10,251
65,000 3.900%,  10/1/2027 70,345
EQT Corporation, Convertible
28,000 1.750%,  5/1/2026 44,142
Genesis Energy, LP
10,000 6.500%,  10/1/2025 9,950
35,000 8.000%,  1/15/2027 35,437
Harvest Midstream, LP
65,000 7.500%,  9/1/2028
a
69,235
Hess Midstream Operations, LP
40,000 5.625%,  2/15/2026
a
41,500
Hilcorp Energy I, LP
55,000 5.750%,  2/1/2029
a
56,512
ITT Holdings, LLC
35,000 6.500%,  8/1/2029
a
35,306
Laredo Petroleum, Inc.
65,000 7.750%,  7/31/2029
a
65,162
Murphy Oil Corporation
20,000 5.875%,  12/1/2027 20,815
Nabors Industries, Ltd.
55,000 7.250%,  1/15/2026
a
53,493
Newfield Exploration Company
20,000 5.625%,  7/1/2024 22,177
NGL Energy Operating, LLC
45,000 7.500%,  2/1/2026
a
45,844
NGL Energy Partners, LP
20,000 7.500%,  11/1/2023 19,437
NuStar Logistics, LP
50,000 5.750%,  10/1/2025 53,875
Oasis Petroleum, Inc.
45,000 6.375%,  6/1/2026
a
47,138
Occidental Petroleum Corporation
20,000 3.450%,  7/15/2024 20,450
105,000 3.400%,  4/15/2026 107,691
25,000 8.500%,  7/15/2027 31,311
70,000 3.500%,  8/15/2029 71,198
20,000 6.450%,  9/15/2036 25,163
65,000 4.400%,  4/15/2046 64,828
Ovintiv, Inc.
50,000 7.375%,  11/1/2031 67,823
PBF Holding Company, LLC
25,000 9.250%,  5/15/2025
a
23,688
Pioneer Natural Resources
Company, Convertible
7,000 0.250%,  5/15/2025 11,298
Plains All American Pipeline, LP
60,000 6.125%,  11/15/2022
b,c
54,300
Precision Drilling Corporation
30,000 6.875%,  1/15/2029
a
31,333
SM Energy Company
20,000 6.500%,  7/15/2028 20,706

Multidimensional Income Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (57.5%) Value
Energy (5.4%) - continued
Southwestern Energy Company
$ 25,000 5.375%,  2/1/2029
a
$ 26,745
Sunoco, LP
40,000 6.000%,  4/15/2027 41,650
10,000 5.875%,  3/15/2028 10,550
Targa Resources Partners, LP
10,000 5.375%,  2/1/2027 10,362
50,000 5.000%,  1/15/2028 52,500
Teine Energy, Ltd.
30,000 6.875%,  4/15/2029
a
30,450
TransCanada Trust
165,000 5.300%,  3/15/2077
b
177,169
Transocean Proteus, Ltd.
11,000 6.250%,  12/1/2024
a
11,000
Transocean, Inc.
25,000 11.500%,  1/30/2027
a
25,750
USA Compression Partners, LP
20,000 6.875%,  4/1/2026 20,824
Venture Global Calcasieu Pass,
LLC
45,000 3.875%,  8/15/2029
a
46,352
25,000 4.125%,  8/15/2031
a
26,063
Vine Energy Holdings, LLC
20,000 6.750%,  4/15/2029
a
21,588
W&T Offshore, Inc.
19,000 9.750%,  11/1/2023
a
18,080
Western Midstream Operating, LP
35,000 3.950%,  6/1/2025 36,987
10,000 5.500%,  8/15/2048 11,700
Total 3,218,035
Financials (17.8%)
Air Lease Corporation
88,000 4.650%,  6/15/2026
b,c
92,070
Aircastle, Ltd.
135,000 5.250%,  6/15/2026
a,b,c
138,145
Alliant Holdings Intermediate, LLC
15,000 6.750%,  10/15/2027
a
15,525
Ally Financial, Inc.
55,000 5.750%,  11/20/2025 62,890
176,000 4.700%,  5/15/2026
b,c
183,190
10,000 4.700%,  5/15/2028
b,c
10,450
Altice Financing SA
15,000 5.750%,  8/15/2029
a
14,529
American Express Company
110,000 3.550%,  9/15/2026
b,c
112,073
American Finance Trust, Inc.
38,000 4.500%,  9/30/2028
a,d
38,000
AmWINS Group, Inc.
30,000 4.875%,  6/30/2029
a
30,421
Ares Capital Corporation,
Convertible
15,000 4.625%,  3/1/2024 16,575
BAC Capital Trust XIV
90,000
4.000%,  (LIBOR 3M +
0.400%), 10/18/2021
b,c
90,000
Banco Santander SA
120,000 4.750%,  11/12/2026
b,c
122,228
Bank of America Corporation
284,000 6.250%,  9/5/2024
b,c
312,400
110,000 6.100%,  3/17/2025
b,c
122,664
60,000 6.300%,  3/10/2026
b,c
69,600
142,000 5.875%,  3/15/2028
b,c
162,072
Principal
Amount Long-Term Fixed Income (57.5%) Value
Financials (17.8%) - continued
Bank of New York Mellon
Corporation
$ 22,000 4.700%,  9/20/2025
b,c
$ 24,145
Bank of Nova Scotia
141,000 4.900%,  6/4/2025
b,c
151,575
Barclays plc
105,000 8.000%,  6/15/2024
b,c
118,585
75,000 4.375%,  3/15/2028
b,c
74,947
BNP Paribas SA
115,000 6.625%,  3/25/2024
a,b,c
124,453
CANPACK SA
60,000 3.125%,  11/1/2025
a
60,975
Capital One Financial Corporation
50,000 3.950%,  9/1/2026
b,c
51,500
Cascades USA, Inc.
40,000 5.125%,  1/15/2026
a
42,523
Charles Schwab Corporation
191,000 5.375%,  6/1/2025
b,c
212,249
176,000 4.000%,  6/1/2026
b,c
183,480
Chobani, LLC
70,000 4.625%,  11/15/2028
a
72,275
Citigroup, Inc.
100,000 5.950%,  1/30/2023
b,c
104,250
60,000 5.000%,  9/12/2024
b,c
62,668
200,000 5.950%,  5/15/2025
b,c
218,250
60,000 4.000%,  12/10/2025
b,c
62,172
255,000 3.875%,  2/18/2026
b,c
260,419
Citizens Financial Group, Inc.
110,000 4.000%,  10/6/2026
b,c
112,612
Coinbase Global, Inc.
13,000 3.625%,  10/1/2031
a
12,358
Comerica, Inc.
22,000 5.625%,  7/1/2025
b,c
24,227
Credit Acceptance Corporation
45,000 5.125%,  12/31/2024
a
46,350
Credit Agricole SA
52,000 6.875%,  9/23/2024
a,b,c
57,850
44,000 8.125%,  12/23/2025
a,b,c
53,130
Credit Suisse Group AG
55,000 7.500%,  12/11/2023
a,b,c
60,088
55,000 7.250%,  9/12/2025
a,b,c
60,965
Dai-ichi Life Insurance Company,
Ltd.
275,000 5.100%,  10/28/2024
a,b,c,f
301,125
Diversified Healthcare Trust
30,000 4.375%,  3/1/2031 29,017
Drawbridge Special Opportunities
Fund, LP
75,000 3.875%,  2/15/2026
a
77,062
Euronet Worldwide, Inc.,
Convertible
8,000 0.750%,  3/15/2049 8,793
Fifth Third Bancorp
50,000 4.500%,  9/30/2025
b,c
54,325
Fortress Transportation and
Infrastructure Investors, LLC
20,000 6.500%,  10/1/2025
a
20,588
25,000 5.500%,  5/1/2028
a
25,168
FTI Consulting, Inc., Convertible
21,000 2.000%,  8/15/2023 29,379
Global Net Lease, Inc.
60,000 3.750%,  12/15/2027
a
59,577

Multidimensional Income Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (57.5%) Value
Financials (17.8%) - continued
Goldman Sachs Group, Inc.
$ 200,000 5.500%,  8/10/2024
b,c
$ 216,000
95,000 3.800%,  5/10/2026
b,c
97,256
145,000 3.650%,  8/10/2026
b,c
145,181
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.,
Convertible
10,000 4.125%,  9/1/2022 19,623
Hartford Financial Services Group,
Inc.
100,000
2.250%,  (LIBOR 3M +
2.125%), 2/12/2047
a,b
96,500
HCRX Investments Holdco, LP
15,000 4.500%,  8/1/2029
a
15,075
HSBC Holdings plc
46,000 6.375%,  3/30/2025
b,c
50,205
101,000 6.500%,  3/23/2028
b,c
113,772
110,000 4.600%,  12/17/2030
b,c
109,967
Huntington Bancshares, Inc.
130,000 4.450%,  10/15/2027
b,c
139,945
Icahn Enterprises, LP
40,000 6.375%,  12/15/2025 41,040
25,000 6.250%,  5/15/2026 26,125
30,000 5.250%,  5/15/2027 31,125
Iron Mountain, Inc.
50,000 4.875%,  9/15/2027
a
51,909
iStar, Inc.
60,000 4.250%,  8/1/2025 62,324
iStar, Inc., Convertible
18,000 3.125%,  9/15/2022 32,715
J.P. Morgan Chase & Company
145,000
3.465%,  (LIBOR 3M +
3.320%), 1/1/2022
b,c
145,544
115,000 5.150%,  5/1/2023
b,c
118,306
50,000 6.000%,  8/1/2023
b,c
52,750
44,000 6.750%,  2/1/2024
b,c
48,290
210,000 5.000%,  8/1/2024
b,c
219,188
200,000 3.650%,  6/1/2026
b,c
201,000
J.P. Morgan Chase Capital XXIII
100,000
1.125%,  (LIBOR 3M +
1.000%), 5/15/2047
b
88,982
Jefferies Finance, LLC
45,000 5.000%,  8/15/2028
a
45,619
KKR Real Estate Finance Trust,
Inc., Convertible
6,000 6.125%,  5/15/2023 6,367
Lincoln National Corporation
100,000
2.482%,  (LIBOR 3M +
2.358%), 11/17/2021
b
91,300
Lloyds Banking Group plc
42,000 7.500%,  6/27/2024
b,c
46,988
100,000 6.657%,  5/21/2037
a,b,c
145,000
LPL Holdings, Inc.
45,000 4.000%,  3/15/2029
a
46,222
M&T Bank Corporation
117,000 3.500%,  9/1/2026
b,c
116,123
MetLife, Inc.
140,000 3.850%,  9/15/2025
b,c
146,300
200,000 5.875%,  3/15/2028
b,c
235,154
MGM Growth Properties Operating
Partnership, LP
20,000 4.625%,  6/15/2025
a
21,550
50,000 4.500%,  9/1/2026 54,375
Principal
Amount Long-Term Fixed Income (57.5%) Value
Financials (17.8%) - continued
MPT Operating Partnership, LP
$ 65,000 4.625%,  8/1/2029 $ 69,745
Natwest Group plc
110,000 4.600%,  6/28/2031
b,c
110,528
Navient Corporation
25,000 5.500%,  1/25/2023 26,125
15,000 5.000%,  3/15/2027 15,450
25,000 4.875%,  3/15/2028 25,203
NFP Corporation
30,000 6.875%,  8/15/2028
a
30,632
Nippon Life Insurance Company
260,000 5.100%,  10/16/2044
a,b
285,675
129,000 3.400%,  1/23/2050
a,b
133,354
OneMain Finance Corporation
20,000 3.500%,  1/15/2027 20,009
Park Intermediate Holdings, LLC
15,000 4.875%,  5/15/2029
a
15,438
PennyMac Financial Services, Inc.
45,000 4.250%,  2/15/2029
a
42,843
Playtika Holding Corporation
25,000 4.250%,  3/15/2029
a
25,080
PNC Financial Services Group,
Inc.
110,000 3.400%,  9/15/2026
b,c
109,725
Provident Financing Trust I
30,000 7.405%,  3/15/2038 36,992
Prudential Financial, Inc.
150,000 5.625%,  6/15/2043
b
159,649
190,000 5.200%,  3/15/2044
b
203,274
25,000 3.700%,  10/1/2050
b
26,055
Quicken Loans, LLC
45,000 3.625%,  3/1/2029
a
45,506
Radian Group, Inc.
25,000 4.875%,  3/15/2027 27,247
Regions Financial Corporation
104,000 5.750%,  6/15/2025
b,c
115,991
Service Properties Trust
40,000 4.750%,  10/1/2026 39,600
35,000 4.950%,  2/15/2027 34,913
20,000 5.500%,  12/15/2027 21,314
Societe Generale SA
44,000 8.000%,  9/29/2025
a,b,c
51,519
Springleaf Finance Corporation
20,000 6.875%,  3/15/2025 22,475
40,000 7.125%,  3/15/2026 46,350
35,000 6.625%,  1/15/2028 40,250
Standard Chartered plc
125,000 6.000%,  7/26/2025
a,b,c
137,114
Starwood Property Trust, Inc.,
Convertible
14,000 4.375%,  4/1/2023 14,676
Sumitomo Life Insurance Company
225,000 3.375%,  4/15/2081
a,b
233,579
Summit Hotel Properties, Inc.,
Convertible
12,000 1.500%,  2/15/2026 12,603
SVB Financial Group
150,000 4.000%,  5/15/2026
b,c
153,750
Truist Financial Corporation
169,000 4.950%,  9/1/2025
b,c
184,602
United Wholesale Mortgage, LLC
45,000 5.500%,  4/15/2029
a
43,691

Multidimensional Income Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (57.5%) Value
Financials (17.8%) - continued
USB Realty Corporation
$ 170,000
1.273%,  (LIBOR 3M +
1.147%), 1/15/2022
a,b,c
$ 144,068
VICI Properties, LP
25,000 4.250%,  12/1/2026
a
26,108
10,000 3.750%,  2/15/2027
a
10,350
45,000 4.625%,  12/1/2029
a
48,375
Wells Fargo & Company
215,000 3.900%,  3/15/2026
b,c
221,719
100,000
0.626%,  (LIBOR 3M +
0.500%), 1/15/2027
b
97,138
Total 10,636,447
Technology (2.3%)
Akamai Technologies, Inc.,
Convertible
21,000 0.125%,  5/1/2025 25,489
21,000 0.375%,  9/1/2027 22,928
Black Knight InfoServ, LLC
54,000 3.625%,  9/1/2028
a
54,270
CommScope Technologies
Finance, LLC
40,000 6.000%,  6/15/2025
a
40,500
CommScope, Inc.
40,000 7.125%,  7/1/2028
a
40,819
Gartner, Inc.
45,000 3.625%,  6/15/2029
a
45,342
45,000 3.750%,  10/1/2030
a
46,314
InterDigital, Inc., Convertible
7,000 2.000%,  6/1/2024 7,547
Iron Mountain, Inc.
50,000 5.000%,  7/15/2028
a
52,115
25,000 4.875%,  9/15/2029
a
26,187
50,000 4.500%,  2/15/2031
a
50,715
j2 Global, Inc., Convertible
49,000 1.750%,  11/1/2026
a
61,325
Lumentum Holdings, Inc.,
Convertible
17,000 0.250%,  3/15/2024 24,947
Microchip Technology, Inc.,
Convertible
14,000 1.625%,  2/15/2027 31,969
MSCI, Inc.
45,000 4.000%,  11/15/2029
a
47,641
NCR Corporation
90,000 6.125%,  9/1/2029
a
97,650
NortonLifeLock, Inc., Convertible
26,000 2.000%,  8/15/2022
a
33,202
Nuance Communications, Inc.,
Convertible
15,000 1.250%,  4/1/2025 42,087
Open Text Corporation
60,000 4.125%,  2/15/2030
a
61,650
PTC, Inc.
10,000 3.625%,  2/15/2025
a
10,150
40,000 4.000%,  2/15/2028
a
41,050
Qorvo, Inc.
40,000 3.375%,  4/1/2031
a
42,176
Rackspace Technology Global,
Inc.
45,000 5.375%,  12/1/2028
a,f
44,212
Seagate HDD Cayman
80,000 3.125%,  7/15/2029
a
77,368
Principal
Amount Long-Term Fixed Income (57.5%) Value
Technology (2.3%) - continued
$ 55,000 3.375%,  7/15/2031
a
$ 53,625
Sensata Technologies, Inc.
80,000 3.750%,  2/15/2031
a
80,547
Shift4 Payments, LLC
10,000 4.625%,  11/1/2026
a
10,438
SS&C Technologies, Inc.
100,000 5.500%,  9/30/2027
a
105,593
Switch, Ltd.
50,000 3.750%,  9/15/2028
a
50,750
Teradyne, Inc., Convertible
1,000 1.250%,  12/15/2023 3,455
Verint Systems, Inc., Convertible
9,000 0.250%,  4/15/2026
a
8,694
Viavi Solutions, Inc.
38,000 3.750%,  10/1/2029
a
38,084
Vishay Intertechnology, Inc.,
Convertible
15,000 2.250%,  6/15/2025 15,447
Total 1,394,286
Transportation (0.9%)
AerCap Holdings NV
90,000 5.875%,  10/10/2079
b
93,914
Air Canada
10,000 3.875%,  8/15/2026
a
10,090
Air Transport Services Group, Inc.,
Convertible
12,000 1.125%,  10/15/2024 12,919
American Airlines, Inc.
45,000 11.750%,  7/15/2025
a
55,688
80,000 5.500%,  4/20/2026
a
84,100
10,000 5.750%,  4/20/2029
a
10,775
Avis Budget Car Rental, LLC
45,000 5.375%,  3/1/2029
a
47,561
Delta Air Lines, Inc.
21,000 7.000%,  5/1/2025
a
24,491
Greenbrier Companies, Inc.,
Convertible
13,000 2.875%,  4/15/2028
a
13,566
JetBlue Airways Corporation,
Convertible
24,000 0.500%,  4/1/2026
a
23,516
Meritor, Inc., Convertible
22,000 3.250%,  10/15/2037 23,067
Southwest Airlines Company,
Convertible
31,000 1.250%,  5/1/2025 46,306
United Airlines, Inc.
40,000 4.375%,  4/15/2026
a
41,050
55,000 4.625%,  4/15/2029
a
56,840
XPO Logistics, Inc.
15,000 6.250%,  5/1/2025
a
15,832
Total 559,715
U.S. Government & Agencies (7.0%)
U.S. Treasury Bonds
1,410,000 1.125%,  2/15/2031 1,365,717
U.S. Treasury Notes
2,845,000 0.375%,  1/31/2026 2,783,877
Total 4,149,594

Multidimensional Income Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (57.5%) Value
Utilities (2.2%)
Calpine Corporation
$ 70,000 4.500%,  2/15/2028
a
$ 71,400
Dominion Energy, Inc.
146,000 4.650%,  12/15/2024
b,c
156,410
Duke Energy Corporation
123,000 3.250%,  1/15/2082
b
122,431
45,000 4.875%,  9/16/2024
b,c
48,094
Energy Transfer, LP
108,000 6.500%,  11/15/2026
b,c
112,468
NextEra Energy Operating
Partners, LP
75,000 3.875%,  10/15/2026
a
79,744
NextEra Energy Partners, LP,
Convertible
34,000 Zero Coupon,  11/15/2025
a
36,040
NiSource, Inc.
70,000 5.650%,  6/15/2023
b,c
73,850
NRG Energy, Inc.
80,000 3.375%,  2/15/2029
a
78,954
20,000 5.250%,  6/15/2029
a
21,275
NRG Energy, Inc., Convertible
18,000 2.750%,  6/1/2048 21,114
Sempra Energy
44,000 4.875%,  10/15/2025
b,c
47,740
Southern Company
110,000 4.000%,  1/15/2051
b
116,278
90,000 3.750%,  9/15/2051
b
91,692
Suburban Propane Partners, LP
50,000 5.875%,  3/1/2027 52,125
25,000 5.000%,  6/1/2031
a
25,937
Talen Energy Supply, LLC
30,000 7.625%,  6/1/2028
a
28,125
TerraForm Power Operating, LLC
70,000 5.000%,  1/31/2028
a
75,162
Vistra Operations Company, LLC
50,000 5.000%,  7/31/2027
a
51,625
Total 1,310,464
Total Long-Term Fixed Income
(cost $33,538,752) 34,354,260
Shares
Registered Investment
Companies ( 28.7% ) Value
Unaffiliated  (18.8%)
54,200 Aberdeen Asia-Pacific Income
Fund, Inc. 224,930
23,825 AllianceBernstein Global High
Income Fund, Inc. 292,333
19,010 Barings Global Short Duration
High Yield Fund 325,071
18,931 BlackRock Core Bond Trust 313,497
10,998 BlackRock Corporate High Yield
Fund, Inc. 134,176
23,173 BlackRock Credit Allocation
Income Trust 351,071
188 BlackRock Enhanced Equity
Dividend Trust 1,842
19,564 BlackRock Enhanced Global
Dividend Trust 229,095
15,781 BlackRock Multi-Sector Income
Trust 295,263
73,641 BNY Mellon High Yield Strategies
Fund 237,860
Shares
Registered Investment
Companies (28.7%) Value
Unaffiliated  (18.8%)- continued
3,700 Brookfield Real Assets Income
Fund, Inc. $ 77,367
18,254 Delaware Ivy High Income
Opportunities Fund 249,532
24,970 Eaton Vance Limited Duration
Income Fund 329,105
5,718 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 57,123
20,581 First Trust High Income Long/Short
Fund 327,032
23,556 First Trust Senior Floating Rate
Income Fund II 288,325
27,827 Invesco Dynamic Credit
Opportunities Fund 325,576
30,900 Invesco Senior Loan ETF 683,199
20,950 iShares S&P U.S. Preferred Stock
Index Fund
f
813,069
170 Madison Covered Call & Equity
Strategy Fund 1,335
31,184 New America High Income Fund,
Inc. 297,807
42,200 Nuveen Credit Strategies Income
Fund 276,832
17,075 Nuveen Global High Income Fund 274,224
20,550 Nuveen Senior Income Fund 120,217
18,837 Nuveen Short Duration Credit
Opportunities Fund 284,439
22,715 PGIM Global High Yield Fund, Inc. 349,811
20,668 PGIM High Yield Bond Fund, Inc. 335,648
6,550 Pimco Dynamic Credit And
Mortgage Income Fund 138,402
10,862 Pioneer High Income Fund, Inc. 106,013
18,658 SPDR Bloomberg Barclays High
Yield Bond ETF
f
2,040,439
14,904 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 408,221
23,975 Templeton Emerging Markets
Income Fund 185,567
3,969 Tri-Continental Corporation 132,485
7,953 Virtus Dividend, Interst & Premium
Strategy Fund 117,943
6,476 Voya Asia Pacific High Dividend
Equity Income Fund 55,694
16,630 Voya Global Equity Dividend &
Premium Opportunity Fund 98,117
5,668 Wells Fargo Global Dividend
Opportunity Fund 31,287
33,470 Wells Fargo Income Opportunities
Fund 294,536
32,640 Western Asset High Income
Opportunity Fund, Inc. 169,402
Total 11,273,885
Affiliated  (9.9%)
604,179 Thrivent Core Emerging Markets
Debt Fund 5,896,787
Total 5,896,787
Total Registered Investment
Companies (cost $16,736,353) 17,170,672
Shares Preferred Stock ( 6.7% ) Value
Communications Services (0.9%)
13,375 AT&T, Inc., 4.750%
c
352,699

Multidimensional Income Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (6.7%) Value
Communications Services (0.9%) - continued
6,000 Telephone and Data Systems, Inc.
6.000%
c
$ 151,500
255 ViacomCBS, Inc., Convertible,
5.750% 16,659
Total 520,858
Consumer Staples (0.2%)
3,200 CHS, Inc., 6.750%
b,c
89,984
Total 89,984
Energy (0.3%)
10,535 Crestwood Equity Partners, LP,
9.250%
c
105,245
525 Energy Transfer, LP, 7.600%
b,c
13,314
1,415 NuStar Logistics, LP, 6.860%
b
35,233
Total 153,792
Financials (4.1%)
3,925 Aegon Funding Corporation II,
5.100% 103,855
8,500 Allstate Corporation, 5.100%
c
232,730
4,000 American International Group, Inc.
5.850%
c
108,720
5,000 Bank of America Corporation,
5.000%
c
133,750
1,250 Bank of America Corporation,
5.375%
c
33,662
9 Bank of America Corporation,
Convertible, 7.250%
c
12,982
5,300 Capital One Financial Corporation,
5.000%
c
140,291
2,000 Citigroup Capital XIII, 6.499%
b
55,500
6,000 Equitable Holdings, Inc., 5.250%
c
162,180
60 First Horizon Bank, 3.750%
a,b,c
51,169
3,000 First Horizon Corporation, 6.500%
c
82,170
385 GMAC Capital Trust I, 5.910%
b
9,717
7,200 J.P. Morgan Chase & Company,
4.200%
c,g
181,800
1,225 J.P. Morgan Chase & Company,
4.750%
c
32,009
1,900 J.P. Morgan Chase & Company,
5.750%
c
51,889
5,500 Morgan Stanley, 5.850%
b,c
162,965
5,800 Morgan Stanley, 7.125%
b,c
165,358
250 Synovus Financial Corporation,
5.875%
b,c
6,818
5,150 Truist Financial Corporation,
4.750%
c
136,733
8,000 Wells Fargo & Company, 4.250%
c
200,320
4,500 Wells Fargo & Company, 4.750%
c
117,855
190 Wells Fargo & Company,
Convertible, 7.50%
c
281,580
Total 2,464,053
Health Care (0.1%)
358 Becton, Dickinson and Company,
Convertible, 6.000% 19,325
291 Boston Scientific Corporation,
Convertible, 5.500% 33,872
4 Danaher Corporation, Convertible,
5.000% 6,490
Total 59,687
Shares Preferred Stock (6.7%) Value
Industrials (0.1%)
23 Fluor Corporation, Convertible,
6.500%
a,c
$ 22,956
214 Stanley Black & Decker, Inc.,
Convertible, 5.250% 22,522
Total 45,478
Real Estate (0.3%)
5,950 Public Storage, 4.125%
c
155,295
850 Public Storage, 4.625%
c
23,188
225 Public Storage, 4.700%
c
6,102
325 Public Storage, 4.875%
c
8,911
Total 193,496
Utilities (0.7%)
244 AES Corporation, Convertible,
6.875%
f
23,521
189 American Electric Power
Company, Inc., Convertible,
6.125% 9,010
136 American Electric Power
Company, Inc., Convertible,
6.125% 6,762
7,700 CMS Energy Corporation, 4.200%
c
192,192
215 Essential Utilities, Inc., Convertible
6.000% 12,339
540 NextEra Energy, Inc., Convertible,
4.872% 31,649
46 NiSource, Inc., Convertible,
7.750% 4,759
5,800 Southern Company, 4.950% 153,410
213 Southern Company, Convertible,
6.750% 10,865
Total 444,507
Total Preferred Stock
(cost $3,901,414) 3,971,855
Shares Common Stock ( 3.0% ) Value
Communications Services (0.2%)
137 Charter Communications, Inc.
g
99,676
568 Twitter, Inc.
g
34,302
87 ViacomCBS, Inc. 3,437
21 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g
320
Total 137,735
Consumer Discretionary (0.1%)
302 Bloomin' Brands, Inc.
g
7,550
10 Booking Holdings, Inc.
g
23,739
86 Dick's Sporting Goods, Inc. 10,300
111 Ford Motor Company
g
1,572
692 Under Armour, Inc., Class C
g
12,124
Total 55,285
Consumer Staples (<0.1%)
307 Bunge, Ltd. 24,965
Total 24,965
Energy (0.3%)
263 Cheniere Energy, Inc.
g
25,687
550 Enterprise Products Partners, LP 11,902
1,200 Kinder Morgan, Inc. 20,076
500 MPLX, LP 14,235

Multidimensional Income Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (3.0%) Value
Energy (0.3%) - continued
252 Pioneer Natural Resources
Company $ 41,961
400 TC Energy Corporation 19,236
825 Williams Companies, Inc. 21,400
Total 154,497
Financials (0.9%)
1,466 AG Mortgage Investment Trust,
Inc. 16,757
8,350 Annaly Capital Management, Inc. 70,307
2,200 Apollo Commercial Real Estate
Finance, Inc. 32,626
194 Ares Capital Corporation 3,944
600 Bank of America Corporation 25,470
3,500 BlackRock TCP Capital
Corporation 47,495
328 Blackstone Mortgage Trust, Inc. 9,945
2,500 Chimera Investment Corporation 37,125
2,109 FS KKR Capital Corporation 46,482
3,351 Golub Capital BDC, Inc. 52,979
2,800 Granite Point Mortgage Trust, Inc. 36,876
39 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 2,086
858 KKR & Company, Inc. 52,235
1,989 Sixth Street Specialty Lending, Inc. 44,176
347 Starwood Property Trust, Inc. 8,470
4,800 Two Harbors Investment
Corporation 30,432
632 Wells Fargo & Company 29,331
Total 546,736
Health Care (0.3%)
132 Anthem, Inc. 49,210
20 Becton, Dickinson and Company 4,916
88 Boston Scientific Corporation
g
3,818
356 Danaher Corporation 108,381
26 Illumina, Inc.
g
10,546
Total 176,871
Industrials (0.2%)
161 Aerojet Rocketdyne Holdings, Inc. 7,012
376 Chart Industries, Inc.
g
71,857
145 Fortive Corporation 10,233
194 Greenbrier Companies, Inc. 8,340
176 JetBlue Airways Corporation
g
2,691
132 Patrick Industries, Inc. 10,996
150 Southwest Airlines Company
g
7,714
Total 118,843
Information Technology (0.7%)
43 Akamai Technologies, Inc.
g
4,497
147 Broadcom, Ltd. 71,285
283 II-VI, Inc.
g
16,799
263 Lumentum Holdings, Inc.
g
21,971
186 Microchip Technology, Inc. 28,549
252 Motorola Solutions, Inc. 58,544
176 NortonLifeLock, Inc. 4,453
1,349 ON Semiconductor Corporation
g
61,744
2,321 Sabre Corporation
g
27,481
19 ServiceNow, Inc.
g
11,823
226 Square, Inc.
g
54,204
235 SunPower Corporation
g
5,330
156 Teradyne, Inc. 17,030
Shares Common Stock (3.0%) Value
Information Technology (0.7%) - continued
180 Western Digital Corporation
g
$ 10,159
Total 393,869
Real Estate (0.2%)
3,200 AGNC Investment Corporation 50,464
160 iStar, Inc. 4,013
907 Lexington Realty Trust 11,564
123 MGIC Investment Corporation 1,840
6,000 New Residential Investment
Corporation 66,000
Total 133,881
Utilities (0.1%)
46 American Electric Power
Company, Inc. 3,734
67 NextEra Energy Partners, LP 5,049
119 NextEra Energy, Inc. 9,344
189 NRG Energy, Inc. 7,717
Total 25,844
Total Common Stock
(cost $1,531,947) 1,768,526
Shares
Collateral Held for Securities
Loaned ( 2.8% ) Value
1,696,597 Thrivent Cash Management Trust 1,696,597
Total Collateral Held for
Securities Loaned
(cost $1,696,597) 1,696,597
Shares Short-Term Investments ( 4.0% ) Value
Thrivent Core Short-Term Reserve
Fund
240,493 0.120% 2,404,931
Total Short-Term Investments
(cost $2,404,867) 2,404,931
Total Investments (cost
$59,809,930) 102.7% $61,366,841
Other Assets and Liabilities, Net
(2.7%) (1,613,719)
Total Net Assets 100.0% $59,753,122
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2021, the value of these investments was $15,195,774 or
25.4% of total net assets.
b Denotes variable rate securities. The rate shown is as of
September 30, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.

Multidimensional Income Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

e Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2021.
f All or a portion of the security is on loan.
g Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Fund as of September 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 155,541
Common Stock 1,482,645
Total lending $1,638,186
Gross amount payable upon return of
collateral for securities loaned $1,696,597
Net amounts due to counterparty $58,411
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month

Multidimensional Income Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2021, in valuing Multidimensional Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 1,230,479 – 1,230,479 –
Capital Goods 2,117,867 – 2,117,867 –
Collateralized Mortgage Obligations 69,125 – 69,125 –
Communications Services 2,825,679 – 2,825,679 –
Consumer Cyclical 3,915,380 – 3,915,380 –
Consumer Non-Cyclical 2,927,189 – 2,927,189 –
Energy 3,218,035 – 3,218,035 –
Financials 10,636,447 – 10,636,447 –
Technology 1,394,286 – 1,394,286 –
Transportation 559,715 – 559,715 –
U.S. Government & Agencies 4,149,594 – 4,149,594 –
Utilities 1,310,464 – 1,310,464 –
Registered Investment Companies
Unaffiliated 11,273,885 11,273,885 – –
Preferred Stock
Communications Services 520,858 520,858 – –
Consumer Staples 89,984 89,984 – –
Energy 153,792 153,792 – –
Financials 2,464,053 2,412,884 51,169 –
Health Care 59,687 59,687 – –
Industrials 45,478 22,522 22,956 –
Real Estate 193,496 193,496 – –
Utilities 444,507 444,507 – –
Common Stock
Communications Services 137,735 137,415 320 –
Consumer Discretionary 55,285 55,285 – –
Consumer Staples 24,965 24,965 – –
Energy 154,497 154,497 – –
Financials 546,736 546,736 – –
Health Care 176,871 176,871 – –
Industrials 118,843 118,843 – –
Information Technology 393,869 393,869 – –
Real Estate 133,881 133,881 – –
Utilities 25,844 25,844 – –
Subtotal Investments in Securities $51,368,526 $16,939,821 $34,428,705 $–
Other Investments  * Total
Affiliated Registered Investment Companies 5,896,787
Affiliated Short-Term Investments 2,404,931
Collateral Held for Securities Loaned 1,696,597
Subtotal Other Investments $9,998,315
Total Investments at Value $61,366,841
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Multidimensional Income Fund
Schedule of Investments as of September 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Fund, is as follows:
Fund
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
9/30/2021
Shares Held at
9/30/2021
% of Net
Assets
9/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $3,673 $2,485 $– $5,897 604 9.9%
Total Affiliated Registered Investment
Companies 3,673 5,897 9.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% 1,116 38,122 36,833 2,405 240 4.0
Total Affiliated Short-Term Investments 1,116 2,405 4.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   253 42,267 40,823 1,697 1,697 2.8
Total Collateral Held for Securities Loaned 253 1,697 2.8
Total Value $5,042 $9,999
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
1/1/2021
- 9/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(261) $– $149
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.120% 0 0 – 2
Total Income/Non Income Cash from Affiliated Investments $151
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 14
Total Affiliated Income from Securities Loaned, Net $14
Total $0 $(261) $–

Notes to Schedule of Investments
as of September 30, 2021
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The
pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
The Board has delegated responsibility for daily valuation of the
Funds' securities to the Funds' investment Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with
Valuation Policies and Procedures.  The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities: typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do
not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Derivative Financial Instruments
— Each of the Funds may
invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use
derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the

Notes to Schedule of Investments
as of September 30, 2021
(unaudited)

risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such
agreement and comparing that amount to the value of any
collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts
— Each of the Funds may use futures
contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the
broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-
traded futures have no significant counterparty risk as the
exchange guarantees the contracts against default.
During the period ended September 30, 2021, Diversified
Income Plus used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark.
During the period ended September 30, 2021, Diversified
Income Plus used equity futures to manage exposure to the
equities market.
During the period ended September 30, 2021, Diversified
Income Plus used foreign exchange futures to hedge currency
risk.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can

Notes to Schedule of Investments
as of September 30, 2021
(unaudited)

be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.